As filed with the Securities and Exchange Commission on February 27, 1998

                           Registration No. 33-76334
                           Registration No. 811-5343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            Registration Statement Under the Securities Act of 1933
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 8


           For Registration Under the Investment Company Act of 1940
                                Amendment No. 19

                      Life of Virginia Separate Account 4
                           (Exact Name of Registrant)

                     The Life Insurance Company of Virginia
                              (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number:  (804) 281-6000

                                J. Neil McMurdie
                 Associate Counsel and Assistant Vice President
                     The Life Insurance Company of Virginia
                              6610 W. Broad Street
                           Richmond, Virginia  23230
                    (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.

                          Washington, D.C.  20004-2404

It is proposed that this filing will become effective:
    immediately upon filing pursuant to paragraph (b) of Rule 485

__ on ___________pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a) of Rule 485

X on May 1, 1998 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Policies

                             Cross Reference Sheet
                              Pursuant to Rule 481

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration

Statement of Information Required by Form N-4

PART A


Item of Form N-4.............................................Prospectus Caption
1.     Cover Page............................................Cover Page
2.     Definitions...........................................Definitions
3.     Synopsis..............................................Summary, Fee Table
4.     Condensed Financial Information.......................Financial Information; Total Return and Yield
5.     General
       (a)  Depositor........................................The Life Insurance Company of Virginia
       (b)  Registrant.......................................Account 4
       (c)  Portfolio Company................................The Funds
       (d)  Fund Prospectus..................................The Funds
       (e)  Voting Rights....................................Voting Rights and Reports
       (f)  Administrators...................................N/A
6.     Deductions and Expenses

       (a)  General..........................................Charges and Deductions; Summary
       (b)  Sales Load %.....................................Sales Charges; Summary
       (c)  Special Purchase Plan............................N/A
       (d)  Commissions......................................Distribution of the Policies
       (e)  Expenses-Registrant..............................Charges Against Account 4; Summary
       (f)  Fund Expenses....................................The Funds; Other Charges
       (g)  Organizational Expenses..........................N/A
7.     Contracts

       (a)  Persons with Rights..............................Summary; The Policy; Distributions Under the Policy;
            .................................................Income Payments; Voting Rights and Reports; General Provisions

       (b)  (i)    Allocation of Purchase Payments...........Allocation of Premium Payments
            (ii)   Transfers.................................Transfers; Transfer Charges
            (iii)  Exchanges.................................N/A

       (c)  Changes..........................................Additions, Deletions or Substitutions of Investments;
            .................................................Changes by the Owner

       (d)  Inquiries........................................Cover page; Summary; (SAI) Written Notice
8.     Annuity Period........................................Income Payments; Transfers; (SAI) Transfer of Annuity Units
9.     Death Benefit.........................................Death Provisions; Death Benefit; Payment of Benefits
10.    Purchases and Contract Value
       (a)  Purchases........................................Purchasing the Policies; Accumulation of Account Value;
            .................................................Value of Accumulation Units

       (b)  Valuation........................................Value of Accumulation Units
       (c)  Daily Calculation................................Value of Accumulation Units
       (d)  Underwriter......................................Distribution of the Policies

11.    Redemptions

       (a)  - By Owners......................................Surrenders; Partial Surrenders
            - By Annuitant...................................Optional Payment Plans
       (b)  Texas ORP........................................Restrictions on Distributions From Certain Policies
       (c)  Check Delay......................................Payment Under the Policies
       (d)  Lapse............................................N/A
       (e)  Free Look........................................Examination of Policy (Refund Privilege)




12.    Taxes.................................................Federal Tax Matters
13.    Legal Proceedings.....................................Legal Proceedings

14.    Table of Contents for the Statement of

       Additional Information................................Statement of Additional Information Table of Contents

PART B

Item of Form N-4   Part B Caption
15.    Cover Page............................................Cover Page

16.    Table of Contents.....................................Table of Contents
17.    General Information and History.......................The Life Insurance Company of Virginia
18.    Services

       (a)  Fees and Expenses of Registrant..................N/A
       (b)  Management Contracts.............................N/A
       (c)  Custodian........................................N/A
            Independent Public Accountant....................Experts
       (d)  Assets of Registrant.............................N/A
       (e)  Affiliated Persons...............................N/A
       (f)  Principal Underwriter............................Transfer of Annuity Units;

            .................................................Distribution of the Policies
19.    Purchase of Securities Being Offered..................(Prospectus) Distribution of the Policies
       Offering Sales Load...................................N/A
20.    Underwriters(Prospectus) Distribution of the Policies
21.    Calculation of Performance Data.......................Calculation of Total Return and Yield;
       ......................................................(Prospectus) Yield and Total Return
22.    Annuity Payments......................................(Prospectus) Income Payments
23.    Financial Statements..................................Financial Statements

PART C -- OTHER INFORMATION

Item of Form N-4   Part C Caption

24.    Financial Statements and Exhibits.....................Financial Statements and Exhibits
       (a)  Financial Statements.............................(a)  Financial Statements
       (b)  Exhibits.........................................(b)  Exhibits
25.    Directors and Officers of the Depositor...............Directors and Officers of
       ......................................................Life of Virginia
26.    Persons Controlled By or Under Common Control with the
       Depositor or Registrant...............................Persons Controlled By or In Common Control with the
       ......................................................Depositor or Registrant
27.    Number of Contractowners..............................Number of Policyowners
28.    Indemnification.......................................Indemnification
29.    Principal Underwriters................................Principal Underwriters
30.    Location of Accounts and Records......................Location of Accounts and Records
31.    Management Services...................................Management Services
32.    Undertakings..........................................Undertakings
       Signature Page........................................Signatures


                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               PROSPECTUS FOR THE
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                 FORM P1143 4/94

                                   Offered by

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                6610 West Broad Street, Richmond, Virginia 23230
                                 (804) 281-6000

  This Prospectus describes the above-named individual flexible premium variable deferred annuity policy ("Policy") issued by The Life Insurance Company of Virginia ("Life of Virginia"). The Policy is designed to help individuals in long-term financial planning and provides for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Policy may be used in connection with retirement plans, some of which may qualify for favorable federal income tax treatment under the Internal Revenue Code.

  The Premium Payments are placed in Life of Virginia Separate Account 4 ("Account 4"). Premium payments from other flexible premium variable deferred annuity policies issued by Life of Virginia are also placed in Account 4. The Owner allocates premiums among selected Investment Subdivision(s) of Account 4. Each Investment Subdivision of Account 4 will invest solely in a designated investment portfolio that is part of a series-type investment company ("Fund"). Currently, there are nine such Funds with 34 portfolios available under this Policy. The Funds and their currently available portfolios are on the following page.

                           This Prospectus must be read along with the current
prospectuses for the Funds.

  This Prospectus sets forth the basic information that a prospective investor should know before investing. A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing Life of Virginia at the address above or by calling (800) 352-9910. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

    Please Read This Prospectus Carefully And Retain It For Future Reference

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES
AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                  The Date of This Prospectus Is _____________

  Variable Insurance Products Fund:
  Equity-Income Portfolio, Overseas Portfolio and Growth Portfolio

  Variable Insurance Products Fund II:
  Asset Manager Portfolio and Contrafund Portfolio

  Variable Insurance Products Fund III:
  Growth & Income Portfolio and Growth Opportunities Portfolio

  GE Investments Funds, Inc.:
  Money Market Fund, S&P 500 Index Fund, Total Return Fund, International, Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund and Income Fund

  Oppenheimer Variable Account Funds:
  Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Multiple Strategies Fund and Oppenheimer Growth Fund

  Janus Aspen Series:
  Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio

  Federated Insurance Series:
  Federated Utility Fund II, Federated High Income Bond Fund II, and Federated American Leaders Fund II

  The Alger American Fund:
  Alger American Growth Portfolio and Alger American Small Capitalization Portfolio

  PBHG Insurance Series Fund, Inc.
  Growth II Portfolio and Large Cap Growth Portfolio

                                TABLE OF CONTENTS

 ..........................................................................................................................Page
                                                                                                                          ----
Definitions.................................................................................................................
Fee Table...................................................................................................................
Summary.....................................................................................................................
Financial Information.......................................................................................................
The Life Insurance Company of Virginia and Life of Virginia Separate Account 4..............................................

  The Life Insurance Company of Virginia....................................................................................
  Account 4.................................................................................................................
  Additions, Deletions, or Substitutions of Investments.....................................................................

The Funds...................................................................................................................
  Variable Insurance Products Fund..........................................................................................
  Variable Insurance Products Fund II.......................................................................................
  Variable Insurance Products Fund III......................................................................................
  GE Investments Funds, Inc.................................................................................................
  Oppenheimer Variable Account Funds........................................................................................
  Janus Aspen Series........................................................................................................
  Federated Insurance Series................................................................................................
  The Alger American Fund...................................................................................................
  PBHG Insurance Series Fund, Inc...........................................................................................

Resolving Material Conflicts................................................................................................
Total Return and Yields.....................................................................................................
The Policy..................................................................................................................

  Purchasing the Policies...................................................................................................
  Allocation of Premium Payments............................................................................................
  Accumulation of Account Value.............................................................................................
  Value of Accumulation Units...............................................................................................
  Transfers.................................................................................................................
  Telephone Transfers.......................................................................................................
  Dollar-Cost Averaging.....................................................................................................
  Portfolio Rebalancing.....................................................................................................
  Powers of Attorney........................................................................................................
  Examination of Policy (Refund Privilege)..................................................................................

Distributions Under the Policy..............................................................................................
  Surrender.................................................................................................................
  Systematic Withdrawals....................................................................................................
  Death Provisions..........................................................................................................
  Restrictions on Distributions from Certain Policies.......................................................................

Charges and Deductions......................................................................................................
  Charges Against Account 4.................................................................................................
  Policy Maintenance Charge.................................................................................................
  Annual Death Benefit Charge...............................................................................................
  Sales Charges.............................................................................................................
  Transfer Charges..........................................................................................................
  Premium Taxes.............................................................................................................
  Other Taxes...............................................................................................................
  Other Charges.............................................................................................................
  Reduction of Charges for Group Sales......................................................................................

Income Payments.............................................................................................................
  Monthly Income Benefit....................................................................................................
  Determination of Monthly Income Benefits..................................................................................
  Optional Payment Plans....................................................................................................

Federal Tax Matters.........................................................................................................
  Introduction..............................................................................................................
  Non-Qualified Policies....................................................................................................
  Qualified Policies........................................................................................................
  IRA Policies..............................................................................................................
  Simplified Employee Pension Plans.........................................................................................
  SIMPLE IRAs...............................................................................................................




                            TABLE OF CONTENTS (Cont.)

 ..........................................................................................................................Page
                                                                                                                          ----
  Section 403(b) Annuities..................................................................................................
  Deferred Compensation Plans of State and Local Government and Tax-Exempt Organizations....................................
  Other Qualified Retirement Plans..........................................................................................
  Legal and Tax Advice for Qualified Plans..................................................................................
  Direct Rollover and Mandatory Withholding Requirements....................................................................
  Federal Income Tax Withholding............................................................................................

General Provisions..........................................................................................................
  The Owner.................................................................................................................
  The Annuitant.............................................................................................................
  The Beneficiary...........................................................................................................
  Changes by the Owner......................................................................................................
  Evidence of Death, Age, Sex or Survival...................................................................................
  Joint Policy..............................................................................................................
  Payment Under The Policies................................................................................................

Distribution of the Policies................................................................................................
Voting Rights and Reports...................................................................................................
Legal Proceedings...........................................................................................................
Statement of Additional Information Table of Contents.......................................................................


                                  DEFINITIONS

  Account Value -- The value of the Policy equal to the Account Value allocated to the Investment Subdivisions of Account 4.

  Account 4 -- Life of Virginia Separate Account 4, a separate investment account established by Life of Virginia to receive and invest premiums paid under the Policies, and other variable annuity policies issued by Life of Virginia.

  Accumulation Unit -- An accounting unit of measure used in calculating the Account Value prior to the Maturity Date.

  Additional Premium Payment -- Any Premium Payment made after the initial Premium Payment.

  Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex Monthly Income Benefits are determined.

  Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Income Payment.

  Business Day -- Any day that the New York Stock Exchange is open for business and any other day in which there is a material change in the value of the assets in Account 4.

  Code -- The Internal Revenue Code of 1986, as amended.

  Death Benefit -- The optional benefit provided under a Policy upon the death of an Annuitant prior to the Maturity Date.

  Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural designations) on the date of an Owner's, Joint Owner's or Annuitant's death and who will be treated as the sole owner of the Policy following such a death.

  Due Proof of Death -- Proof of death that is satisfactory to Life of Virginia. Such proof may consist of the following if acceptable to Life of Virginia:

  (a) A certified copy of the death certificate; or
  (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.

  Fixed Income Payments -- Payments made pursuant to an optional payment plan the value of which are fixed and guaranteed by Life of Virginia.

  Funds -- The mutual funds designated as eligible investments for Account 4.

  General Account-- The assets of Life of Virginia that are not segregated in any of the separate investment accounts of Life of Virginia.

  Home Office -- The principal offices of The Life Insurance Company of Virginia at 6610 West Broad Street, Richmond, Virginia 23230.

  Income Payment -- One of a series of payments made under either a Monthly Income Benefit or one of the optional payment plans.

  Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All investment subdivisions may not be available in all states.

  Joint Owner -- Joint Owners own the Policy equally. If one Joint Owner dies, the surviving Joint Owner has a right of survivorship to the Policy.

  IRA Policy -- An individual retirement annuity policy that receives favorable federal income tax treatment under Section 408 of the Code.

  Maturity Date -- The date stated in the Policy on which Income Payments are scheduled to commence, if the Annuitant is living on that date.

  Maturity Value -- The Surrender Value of the Policy on the date immediately preceding the Maturity Date.

  Monthly Income Benefit -- The monthly amounts payable to the Owner beginning on the Maturity Date if the Annuitant is still living.

  Net Investment Factor -- An index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next.

  Non-Qualified Policy -- Policies not sold or used in connection with retirement plans receiving favorable federal income tax treatment under the Code.

  Owner -- The person or persons (in the case of Joint Owners) entitled to receive Income Payments after the Maturity Date. The Owner is also entitled to the ownership rights stated in the Policy during the lifetime of the Annuitant. The original Owner is named in the Policy.

  Policy -- The variable annuity policy issued by Life of Virginia and described in this Prospectus. The term "Policy" or "Policies" includes the Policy described in this Prospectus, a policy application, any supplemental applications, any endorsements and riders.

  Policy Date -- Generally, the first date on which the application, if attached to the Policy, was signed or the initial premium was received and accepted by Life of Virginia at its Home Office.

  Premium Payment(s) -- An amount paid to Life of Virginia by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policies -- Policies used in connection with retirement plans which receive favorable federal income tax treatment under the Code.

  Surrender Value -- The Account Value less any applicable surrender charge.

  Valuation Period -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

  Variable Income Payments -- Payments made pursuant to a payment plan and which fluctuate based on the investment performance of Investment Subdivisions selected by the Owner.

                                   FEE TABLE

Owner Transaction Expenses:

  Sales Charge on Premium Payments
  none

  Maximum Contingent Deferred Sales Charge (as a percentage of premium payments)                                6.00%
  Other surrender fees                                                                                          none

  Transfer charge

    First transfer each month                                                                                    none
    Subsequent transfers                                                                                      $10.00

Annual Expenses:
(as a percentage of account value)

  Mortality and expense risk charge                                                                             1.25%
  Administrative Expense Charge                                                                                  .15%
  Total Annual Expenses                                                                                         1.40%
                                                                                                                =====
Other Annual Expenses:

  Annual Policy Maintenance Charge                                                                            $25.00
  Maximum Annual Death Benefit Charge

         - Elective Guaranteed Minimum Death Benefit (as a percentage of average benefit amount)                0.35%*
         - Elective Optional Death Benefit (as a percentage of Account Value)                                   0.25%**

  *  If the Elective Guaranteed Minium Death Benefit applies.
  ** If the Elective Optional Death Benefit applies.


                Variable Insurance Products Fund Annual Expenses
                         (as a % of average net assets)

                                                            Equity-
                                                            Income      Growth       Overseas
                                                           Portfolio   Portfolio     Portfolio
                                                           ---------   ---------     ---------

Management Fees
Other Expenses (after any expense reimbursement)
Total Fund Annual Expenses


              Variable Insurance Products Fund II Annual Expenses
                         (as a % of average net assets)

                                                            Asset
                                                           Manager    Contrafund
                                                          Portfolio    Portfolio
                                                          ---------   ----------

Management Fees
Other Expenses (after any expense reimbursement)
Total Fund Annual Expenses


              Variable Insurance Products Fund III Annual Expenses
                         (as a % of average net assets)

                                                          Growth &        Growth
                                                           Income      Opportunities
                                                          Portfolio      Portfolio
                                                          ---------    -------------

Management Fees
Other Expenses (after any expense reimbursement)
Total Fund Annual Expenses

                   GE Investments Funds, Inc. Annual Expenses
                         (as a % of average net assets)



                                                             Money                      S&P 500        Total
                                                             Market        Income        Index         Return
                                                              Fund          Fund          Fund          Fund
                                                             ------       ---------     --------       -------

Management Fees (after fee waiver)
Other Expenses (after any expense reimbursements)
Total Fund Annual Expenses


<caption                                                                          Real
                                                             International       Estate
                                                                 Equity        Securities
                                                                  Fund            Fund
                                                              -------------    -----------


Management Fees (after fee waiver)
Other Expenses (after any expense reimbursements)
Total Fund Annual Expenses



                                                        Global      Value
                                                        Income      Equity
                                                        Fund        Fund
                                                        ------      ------

Management Fees (after fee waiver)
Other Expenses (after any expense reimbursements)
Total Fund Annual Expenses




               Oppenheimer Variable Account Funds Annual Expenses
                         (as a % of average net assets)



                                                        Opp.                          Opp.            Opp.
                                                        High            Opp.         Capital        Multiple      Opp.
                                                       Income           Bond       Appreciation    Strategies    Growth
                                                        Fund            Fund           Fund          Fund         Fund
                                                       ------           ----       ------------    ----------    ------

Management Fees
Other Expenses
Total Fund Annual Expenses


                       Janus Aspen Series Annual Expenses
                         (as a % of average net assets)



                                                                   Aggressive     Worldwide     International
                                                       Growth        Growth        Growth          Growth       Balanced
                                                      Portfolio     Portfolio     Portfolio       Portfolio     Portfolio
                                                      ---------    ----------     ---------      ------------   ---------

Management Fees(after any fee waivers/reductions)
Other Expenses (after any expense reimbursements)
Total Fund Annual Expenses



                                                      Flexible       Capital
                                                       Income      Appreciation
                                                      Portfolio     Portfolio
                                                      ---------    ------------

Management Fees
Other Expenses (after any expense reimbursements)
Total Fund Annual Expenses



                   Federated Insurance Series Annual Expenses
                         (as a % of average net assets)


                                                                                     Federated
                                                        Federated   Federated        American
                                                        Utility     High Income      Leaders
                                                        Fund II     Bond Fund II     Fund II
                                                        ---------   -------------   -----------

Management Fees (after fee waiver)
Other Expenses (after any expense reimbursement)
Total Fund Annual Expenses


                     The Alger American Fund Annual Expenses
                         (as a % of average net assets)



                                                         Alger                Alger
                                                        American            American
                                                         Growth        Small Capitalization
                                                        Portfolio           Portfolio
                                                        ---------      --------------------

Management Fees
Other Expenses
Total Expenses

                PBHG Insurance Series Fund, Inc. Annual Expenses
                         (as a % of average net assets)



                                                         Growth II     Large Cap Growth
                                                        Portfolio         Portfolio
                                                        -----------    ----------------

Management Fees
Other Expenses
Total Expenses


  The purpose of these tables is to assist the Owner in understanding the various costs and expenses that an Owner will bear, directly and indirectly. Except as noted below, the Tables reflect charges and expenses of Account 4 as well as the underlying Funds for the most recent fiscal year. For more information on the charges described in these Tables see Charges and Deductions and the Prospectuses for the underlying Funds which accompany this Prospectus. In addition to the expenses listed above, premium taxes varying from 0 to 3.5% may be applicable.


  The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc. and their investment advisers are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia has not independently verified such information. The annual expenses listed for all the Funds are net of certain reimbursements by the Funds' investment advisers. Life of Virginia cannot guarantee that the reimbursements will continue.

  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1997 would have been % for Equity-Income Portfolio, % for Growth Portfolio and % for Overseas Portfolio.

  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1997 would have been % for Asset Manager Portfolio and % for Contrafund Portfolio.

  Absent reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1997 would have been % for Growth Opportunities Portfolio.

  GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment adviser to this Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of GE Investments Funds, Inc. during 1997 would have been % for S&P 500 Index Fund, % for Government Securities Fund, % for Money Market Fund, % for Total Return Fund, % for Real Estate Securities Fund, % for International Equity Fund. The Other Expenses for the Global Income Fund and the Value Equity Fund are estimates by the Fund since these portfolios were recently organized and have no operating history, and actual expenses may be greater or less than those shown.

  Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1997 would have been . % for Growth Portfolio, % for Aggressive Growth Portfolio, % for Worldwide Growth Portfolio, % for International Growth Portfolio, and % for Balanced Portfolio

  Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1997 would have been % for Federated Utility Fund II, % for Federated High Income Bond Fund II, and % for Federated American Leaders Fund II.

  Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of PBHG Insurance Series Funds, Inc. during 1997 would have been % for Growth II Portfolio and % for Large Cap Growth Portfolio.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider, optional death benefit rider and guaranteed minimum income benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:             1 Year     3 Years   5 Years     10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Government Securities Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you annuitize at the end of the applicable period, or do not surrender*:

Subdivision Investing In:            1 Year      3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Government Securities Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the optional death benefit rider but excluding the elective death benefit rider and guaranteed minimum income benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:             1 Year     3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you annuitize at the end of the applicable period, or do not surrender*:

Subdivision Investing In:               1 Year    3 Years    5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective guaranteed minimum income benefit rider and optional death benefit rider but excluding the elective death benefit rider):


1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:            1 Year     3 Years     5 Years     10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you surrender* your policy at the end of the applicable period:

Subdivision Investing In:            1 Year      3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective guaranteed minimum income benefit rider but excluding the elective death benefit rider and optional death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:            1 Year     3 Years     5 Years     10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you surrender* your policy at the end of the applicable period:

Subdivision Investing In:            1 Year      3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective death benefit rider and optional death benefit rider but excluding the guaranteed minimum income benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:             1 Year     3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you surrender* your policy at the end of the applicable period:

Subdivision Investing In:             1 Year     3 Years     5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective death benefit rider and guaranteed minimum income benefit rider but excluding the optional death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:            1 Year     3 Years     5 Years     10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years. **Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

2. If you surrender* your policy at the end of the applicable period:

Subdivision Investing In:              1 Year     3 Years    5 Years    10 Years

Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
Overseas Portfolio

Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio

Variable Insurance Products Fund III
Growth Opportunities Portfolio
Growth & Income Portfolio

GE Investments Funds, Inc.
S&P 500 Index Fund
International Equity Fund
Real Estate Securities Fund
Total Return Fund
Income Fund
Money Market Fund
Value Equity Fund
Global Income Fund

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund
Oppenheimer Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Multiple Strategies Fund

Janus Aspen Series
Balanced Portfolio
Flexible Income Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Worldwide Growth Portfolio
International Growth Portfolio**
Capital Appreciation Portfolio

Federated Insurance Series
Utility Fund II
High Income Bond Fund II
American Leaders Fund II

The Alger American Fund
Small Capitalization Portfolio
Growth Portfolio

PBHG Insurance Series Funds, Inc.
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
* Surrender includes annuitization for a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of % of average net assets, which became effective on June 3, 1996.

                                    SUMMARY

The following Summary Of Prospectus Information Should Be Read In Conjunction With the Detailed Information Appearing Elsewhere In This Prospectus.

The Policy

  The Policy allows the Owner to accumulate funds on a tax-deferred basis based on the investment experience of the assets underlying the Policy. After the Maturity Date, this Policy also permits Variable Income Payments to be made based upon either the investment performance of the selected Investment Subdivisions of Account 4 or Fixed Income Payments based upon the guarantees of Life of Virginia. The Policy may be purchased on a non-tax qualified basis (i.e., a Non-Qualified Policy) or it can be purchased with the proceeds from certain retirement or savings plans qualifying for favorable federal income tax treatment (i.e., a Qualified Policy).

  The Owner can allocate premiums among up to ten Investment Subdivisions. Before the Maturity Date, the Account Value depends on the investment experience of the selected Investment Subdivisions; therefore, before Income Payments begin, the Owner bears the entire investment risk under this Policy. The payee will bear the investment risk after Income Payments begin with respect to Variable Income Payments.

  In addition, under Policies sold through certain distribution systems, Owners can allocate premiums or transfer amounts from the Investment Subdivisions to a Guarantee Account. Contributions and/or transfers to the Guarantee Account become part of the General Account of Life of Virginia.

Premium Payments

  Except for certain group sales, an initial Premium Payment of at least $5,000 is required. Additional Premium Payments of at least $500 for Non-Qualified Policies or $100 for Qualified Policies or $50 for IRA Policies generally may be made any time before Income Payments begin. (See Purchasing the Policies.)

  Except as stated under Refund Privilege, Premium Payments are allocated among the Investment Subdivisions (or, if applicable, a guarantee account) in accordance with the Owner's written instructions. Premium payments may be allocated among up to ten Investment Subdivisions at any one time (however, at any point in time, Account Value may not be invested in more than ten Investment Subdivisions). The minimum allocation permitted is 1% of each Premium Payment but not less than $100.00. The Owner may, by written request, change the allocation of subsequent Premium Payments. In states that require a return of Premium Payments as a refund privilege, initial Premium Payments will be placed in the Investment Subdivision that invests in the Money Market Fund of the GE Investments Funds, Inc. (See Allocation of Premium Payments.)

Transfers

  Before Income Payments begin the Owner may transfer amounts among the Investment Subdivisions that are available at the time the transfer is requested. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future. The first transfer in each calendar month will be made without a transfer charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be imposed. (See Transfers.) Life of Virginia may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)

  After Variable Income Payments begin, the payee may transfer Annuity Units among the available Investment Subdivisions once each calendar year. No transfer charge will be imposed on such transfers.

Full and Partial Surrenders

  Full or partial surrenders may be made any time before Income Payments begin provided that the surrender is for at least $500 and that the surrender will not reduce the Account Value to below $5,000. (See Surrender.) Amounts surrendered will generally be subject to a surrender charge (also known as a contingent deferred sales charge). (See Sales Charges.)

Charges and Deductions

  To cover the costs of administering the Policies, Life of Virginia deducts a daily charge at an effective annual rate of .15% of the average daily net assets in Account 4 attributable to the policies, and an annual policy maintenance charge of $25 from the Account Value attributable to each Policy. The annual charge is made at the earlier of 1) next policy anniversary, or 2) surrender.

  Life of Virginia does not deduct any sales charge from Premium Payments; however, it may deduct a surrender charge (also referred to as a contingent deferred sales charge). (See Sales Charges -- Surrender Charge.) A surrender charge is deducted from full surrenders and certain partial surrenders that occur within six years of any Premium Payments. If there is a full surrender of the Policy during the first four years following a Premium Payment, a maximum surrender charge equal to 6% of the amount surrendered will be imposed. Thereafter, the charge decreases 2% per year, so that no surrender charge, or portion thereof, is ever attributable to a Premium Payment made more than six years prior to the date of a full surrender.

  Similarly, a surrender charge may be imposed on certain partial surrenders where the Account Value surrendered is attributable to a Premium Payment made within the last six years. The charge is calculated by multiplying (1) the surrender charge percentage, described above and (2) the lesser of (a) the amount surrendered attributable to the Premium Payment and (b) the premium paid, less the total of all surrender amounts previously deemed to reduce that Premium Payment. The first partial surrender in a policy year is not subject to the charge if the amount of that surrender is 10% of the Account Value, or less.

  A daily charge at an effective annual rate of 1.25% of the average daily net assets in Account 4 attributable to the Policies is imposed against those assets to compensate Life of Virginia for mortality and expense risks assumed by it. (See Charges Against Account 4.)

  Life of Virginia may deduct a charge for any premium taxes incurred. Any applicable premium tax may be deducted from either the premium paid or from proceeds (including benefits for surrender, maturity and death). (See Premium Taxes.)

  In the event that the Owner elects to purchase a Guaranteed Minimum Death Benefit Rider (See Elective Guaranteed Minimum Death Benefit Rider), a charge will be made each year for expenses related to the Death Benefit under the Rider, not exceeding .35% of the average Guaranteed Minimum Death Benefit during the prior year. (See Annual Death Benefit Charge.) In addition, in the event that the Owner elects to purchase a Guaranteed Minimum Income benefit rider (See Elective Guaranteed Minimum Income Benefit rider), a charge will also be made each year for expenses related to the Guaranteed Minimum Income Benefit under the rider, not exceeding,__% of the average guaranteed minimum annuitization proceeds during the prior year. (See Annual Income Benefit Charge.)


Income Payments

  Beginning on the Maturity Date, if the Annuitant is living on that date, the Owner may receive Monthly Income Benefits based upon either the investment performance of the selected Investment Subdivisions or the guarantees of Life of Virginia. The amount of the Monthly Income Benefits will depend on: (1) the Maturity Value or the guaranteed minimum annuitization proceeds, if the Guaranteed Minimum Income Benefit rider is elected; (2) the amount of any applicable state and/or local premium tax; (3) the Annuitant's sex, where appropriate, and age on the Maturity Date; and (4) the optional payment plan chosen.


  With respect to Monthly Income Benefits and any Income Payments derived from Death Benefit, Surrender Value or guaranteed minimum annuitization proceeds, the Owner may select from a number of optional payment plans including Income Payments for the life of an Annuitant (or a different or additional person, depending upon the benefit payable) with a guaranteed number of Income Payments. (See Optional Payment Plans.)

Death Provisions

  Subject to a number of distribution rules, certain benefits and other policy options are available to certain persons on the death of an Owner, Joint Owner or Annuitant prior to the Maturity Date while the Policy is in force. (See Distributions Under the Policy - Death Provisions.) Owners may also elect to purchase a Guaranteed Minimum Death Benefit Rider. (See Elective Guaranteed Minimum Death Benefit Rider.)

  For policies issued on or after July 31, 1997, the Owner may also elect to purchase a Guaranteed Minimum Death Benefit Rider and/or an Optional Death Benefit Rider. (See "Elective Guaranteed Minimum Death Benefit Rider" and "Elective Optional Death Benefit Rider.")

Refund Privilege

  The Owner has 10 days after the Policy is received to examine the Policy and return it for a refund. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value (without reduction of any surrender charges). If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 and (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. (See Examination of Policy (Refund Privilege).)

Questions

  Any questions about the Policy or the Funds in which the subdivisions invest will be answered by Life of Virginia's Home Office. All inquiries can be addressed to Life of Virginia, Variable Products Department, 6610 W. Broad Street, Richmond, VA 23230; if by phone, call (800) 352-9910.

                              FINANCIAL INFORMATION

  Financial statements for Account 4 and consolidated financial statements for Life of Virginia (as well as the auditors' reports thereon) are in the Statement of Additional Information.

Condensed Financial Information

  The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:



                                       Accumulation    Accumulation      No. of       Accumulation    Accumulation      No. of
                                       Unit Values     Unit Values       Units        Unit Values     Unit Values        Units
                                         as of           as of           as of           as of           as of           As of
                FUNDS                   1/01/97         12/31/97        12/31/97        1/01/96         12/31/96        12/31/96
                                        -------         --------        --------        -------         --------        --------

Variable Insurance Products Fund

Equity-Income                                                                          $25.62           $28.87          7,041,867
Growth                                                                                  27.93            31.58          3,026,574
Overseas                                                                                16.82            18.78          1,557,443

Variable Insurance Products Fund II

Asset Manager                                                                           17.87            20.20          2,248,519
Contrafund@@                                                                            13.88            16.60          5,493,999

Variable Insurance Products Fund III

Growth and Income ++                                                                    -                -              -
Growth Opportunities ++                                                                 -                -              -

GE Investments Funds, Inc.

Money Market                                                                            13.35            13.88          3,893,379
Government Securities                                                                   16.60            16.59            276,196
S&P 500 Index                                                                           24.52            30.11          1,262,502
Total Return                                                                            22.27            24.29            659,251
International Equity@@                                                                  10.61            11.51            332,403
Real Estate Securities@@                                                                11.59            15.57            428,969
Global Income++                                                                         -                -              -
Value Equity++                                                                          -                -              -

Oppenheimer Variable Account Funds

High Income                                                                             24.31            27.63          1,715,755
Bond                                                                                    18.35            18.96            707,097
Capital Appreciation                                                                    27.31            32.37          2,121,294
Growth                                                                                  23.81            29.40          1,091,602
Multiple Strategies                                                                     19.60            22.32            748,002

Janus Aspen Series

Growth                                                                                  13.41            15.66          4,882,922
Aggressive Growth                                                                       16.95            18.04          2,662,051
Worldwide Growth                                                                        14.91            11.67            682,605
International Growth++                                                                  -                18.97          5,146,187
Balanced@@                                                                              10.62            12.17            992,496
Flexible Income@@                                                                       10.48            11.29            325,169
Capital Appreciation++                                                                  -                -              -

Federated Insurance Series

Federated Utility II@@                                                                  12.20            13.41          1,130,433
Federated High Income Bond II@@                                                         11.86            13.37            809,989
Federated American Leaders II                                                           -                11.05            265,832

The Alger American Fund

AA Growth@@                                                                              9.63            10.76          2,962,177
AA Small Capitalization@@                                                                9.38             9.63          3,568,152

PBHG Insurance Series Fund, Inc.

Growth II++                                                                             -                -              -
Large Cap Growth++                                                                      -                -              -

++ Unit Values are not shown for these Investment Subdivisions since were not available to Account 4 Owners during the periods shown.


@@ Accumulation Unit Values as of 1/31/95 are not shown for these Investment Subdivisions since were not available to Account 4 Owners at that time.

Financial statements for Account 4 and consolidated financial statements for Life of Virginia (as well as the auditors' reports thereon) are in the Statement of Additional Information.

Condensed Financial Information

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:


                                      Accumulation    Accumulation        No. of      Accumulation    Accumulation     No. of
                                      Unit Values     Unit Values         Units       Unit Values     Unit Values       Units
                                         as of           as of            As of          as of           as of          As of
                FUNDS                   1/03/95         12/31/95        12/31/95        7/21/94        12/31/94        12/31/94
                                        -------         --------        --------        -------        --------        --------

Variable Insurance Products Fund

Equity-Income                           $19.56          $25.62           3,119,975      $18.71          $19.23           27692
Growth                                   21.27           27.93           1,525,015       19.45           20.92           14145
Overseas                                 15.82           16.82             829,371       16.18           15.55           19772

Variable Insurance Products Fund II

Asset Manager                            15.70           17.87           1,469,667       15.80           15.50           45085
Contrafund@@                             -               13.88           2,007,948       -               -               -

Variable Insurance Products Fund III

Growth and Income ++                     -               -               -               -               -               -
Growth Opportunities ++                  -               -               -               -               -               -

GE Investments Funds, Inc.

Money Market                             13.01           13.35           1,508,360      12.61           12.79            7500
Government Securities                    14.61           16.60             153,756      14.47           14.38             889
S&P 500 Index                            18.58           24.52             400,009      17.96           18.27            1008
Total Return                             17.94           22.27             252,584      17.15           17.65            1298
International Equity@@                   -               10.61              47,044      -               -               -
Real Estate Securities@@                 -               11.59              34,477      -               -               -
Global Income++                          -               -               -              -               -               -
Value Equity++                           -               -               -              -               -               -

Oppenheimer Variable Account Funds

High Income                              20.83           24.31              561,144      20.99           20.49            7718
Bond                                     16.17           18.35              275,480      16.08           15.90            1155
Capital Appreciation                     21.25           27.31              582,579      19.39           20.90            6852
Growth                                   17.97           23.81              423,764      16.88           17.67            1276
Multiple Strategies                      17.66           19.60              256,681      16.27           16.38            2602

Janus Aspen Series

Growth                                   10.48           13.41           1,875,640       10.30           10.44           15968
Aggressive Growth                        13.53           16.95           1,251,004       11.51           13.48           16999
Worldwide Growth                         11.91           14.91           1,227,070       11.63           11.87           11700
International Growth++                   -               -               -
Balanced@@                               -               10.62              73,538       -               -               -
Flexible Income@@                        -               10.48              36,272       -               -               -
Capital Appreciation++                   -               -               -               -               -               -

Federated Insurance Series

Federated Utility II@@                   -               12.20              463,476      -               -               -
Federated High Income Bond II@@          -               11.86              123,152      -               -               -
Federated American Leaders II            -               -               -               -               -               -

The Alger American Fund

AA Growth@@                              -                9.63              312,011      -               -               -
AA Small Capitalization@@                -                9.38              401,258      -               -               -

PBHG Insurance Series Fund, Inc.

Growth II++                              -               -               -               -               -               -
Large Cap Growth++                       -               -               -               -               -               -



++ Unit Values are not shown for these Investment Subdivisions since were not available to Account 4 Owners during the periods shown.
@@ Accumulation Unit Values as of 1/31/95 are not shown for these Investment Subdivisions since were not available to Account 4 Owners at that time.

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                     AND LIFE OF VIRGINIA SEPARATE ACCOUNT 4

The Life Insurance Company of Virginia

  The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company. GE Capital subsidiaries consist of commercial and industrial specialized, mid-market and indirect consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment.

  Life of Virginia is principally engaged in the offering of life insurance policies and ranks among the twenty-five (25) largest stock life insurance companies in the United States in terms of business in force. Life of Virginia is admitted to do business in forty-nine (49) states and the District of Columbia. The principal offices of Life of Virginia are at 6610 W. Broad Street, Richmond, Virginia 23230.

Account 4

  Life of Virginia Separate Account 4 was established by Life of Virginia as a separate investment account on August 19, 1987. Account 4 currently has 80 investment subdivisions, 34 of which are available under the Policy. Premiums are allocated in accordance with the instructions of the Owner among up to 10 of the 34 investment subdivisions available under this Policy. Each of these investment subdivision invests exclusively in an investment portfolio of one of the nine Funds described below.

  The assets of Account 4 are the property of Life of Virginia. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against the Account without regard to the income, gains, or losses arising out of any other business Life of Virginia may conduct. Although the assets in Account 4 attributable to the Policies are not chargeable with liabilities arising out of any other business which Life of Virginia may conduct, all obligations arising under the policies, including the promise to make Income Payments, are general corporate obligations of Life of Virginia. Furthermore, the assets of Account 4 are available to cover the liabilities of Life of Virginia's General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it.

  Account 4 is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a Separate Account under the Federal Securities Laws. Registration with the Commission, however, does not involve supervision of the management or investment practices or policies of Account 4 by the Commission.

Additions, Deletions, or Substitutions of Investments

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                                   THE FUNDS

  Account 4 currently invests in nine series-type mutual funds. Each of the Funds currently available under the Policy is a registered open-end, diversified investment company of the series-type.

  Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each such portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

  Each of the Funds sells its shares to Account 4 in accordance with the terms of a participation agreement between the Fund and Life of Virginia. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Life of Virginia and a Fund terminate, the Account may not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or Premium Payments to Investment Subdivisions investing in portfolios of that Fund.

  Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Account 4 despite the fact that the participation agreement between the Fund and Life of Virginia has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Life of Virginia, Life of Virginia will be unable to honor Owner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

  Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.

Variable Insurance Products Fund

  Variable Insurance Products Fund has three portfolios that are currently available under this Policy: VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Overseas Portfolio.

  VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

  VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund.

Variable Insurance Products Fund II

  Variable Insurance Products Fund II has two portfolios that are currently available under this Policy: VIP Asset Manager Portfolio and VIP Contrafund Portfolio.

  VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

  VIP Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies believed to be undervalued or out-of-favor.

  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund II.

Variable Insurance Products Fund III
  Variable Insurance Products Fund III has two portfolios that are currently available under this Policy: VIP Growth & Income Portfolio and VIP Growth Opportunities Portfolio.


  VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

  VIP Growth Opportunities Portfolio seeks capital growth by investing primarily in common stock and securities convertible to common stock.

  Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund III.

GE Investments Funds, Inc.

  GE Investments Funds, Inc. (GE Investments Funds) has eight portfolios that are currently available under this Policy: Money Market Fund, Government Securities Fund, S&P 500 Index Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund and Value Equity Fund.


  Money Market Fund has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

  Income Fund has the investment objective of providing maximum income consistent with prudent investment management and preservation of capital by investing primarily in income-bearing debt securities and other income bearing instruments.

  S&P 500 Index Fund1 has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange and the American Stock Exchange, to a limited extent, in the over-the-counter markets.

  Total Return Fund has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

  International Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

  Real Estate Securities Fund has the investment objective of providing maximum total return through current income and capital appreciation. The portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate.

  Global Income Fund has the investment objective of high total return, emphasizing current income and, to a lesser extent, capital appreciation. The portfolio seeks to achieve these objectives by investing primarily in income-bearing debt securities and other income-bearing instruments of U.S. and foreign issuers.

  Value Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are undervalued by the market and offer above-average capital appreciation potential.

GE Investment Management Incorporated serves as investment adviser to GE Investments Funds.

-----------------------------

 (1)"Standard and Poor's", "S&P", and "S&P 500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

Oppenheimer Variable Account Funds

  Oppenheimer Variable Account Funds has five portfolios that are currently available under this Policy: Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

  Oppenheimer High Income Fund seeks a high level of current income from investment in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. This Fund may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.

  Oppenheimer Bond Fund primarily seeks a high level of current income from investment in high yield fixed income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, it seeks capital growth when consistent with its primary objective.

  Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

  Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

  Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

  Oppenheimer Funds, Inc. serves as investment adviser to Oppenheimer Variable Accounts Funds.

Janus Aspen Series

  The Janus Aspen Series currently has seven portfolios that are currently available under this Policy: Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio


  Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. Generally, this Portfolio emphasizes larger, more established issuers.
  Aggressive Growth Portfolio has the investment objective of long-term growth of capital. The Aggressive Growth Portfolio is a non-diversified portfolio that will seek to achieve its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

  Worldwide Growth Portfolio has the investment objective of long-term growth of capital in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The Portfolio normally invests in issuers from at least five different countries including the United States.

  International Growth Portfolio has the investment objective of long-term growth of capital. The International Growth Portfolio will seek to achieve its objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

  Balanced Portfolio has the investment objective of seeking long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

  Flexible Income Portfolio has the investment objective of seeking to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of income and capital appreciation. The Portfolio pursues its objective primarily by investing in any type of income-producing securities. This Portfolio may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Janus Aspen Series, which should be read carefully before investing.

  Capital Appreciation Portfolio has the investment objective of seeking long-term growth of capital by investing primarily in common stocks of companies of any size.

  Janus Capital Corporation serves as investment adviser to Janus Aspen Series.

Federated Insurance Series

  The Federated Insurance Series has three portfolios that are currently available under this Policy: Federated Utility Fund II, Federated High Income Bond Fund II and Federated American Leaders Fund II.

  Federated Utility Fund II has the investment objective of high current income and moderate capital appreciation. The Federated Utility Fund II will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

  Federated High Income Bond Fund II has the investment objective of high current income. The Federated High Income Bond Fund II will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds". The risks of these securities are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

  Federated American Leaders Fund II has the primary investment objective of long-term growth of capital, and a secondary objective of providing income. The Federated American Leaders Fund II will seek to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.

  Federated Advisers serves as investment adviser to Federated Insurance Series.

The Alger American Fund

  The Alger American Fund has two portfolios that are currently available under this Policy: Alger American Small Capitalization Portfolio and Alger American Growth Portfolio.

  Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

  Alger American Growth Portfolio has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $1 billion or greater.

  Fred Alger Management, Inc. serves as the investment manager to Alger American Fund.

PBHG Insurance Series Fund, Inc.

PBHG Insurance Series Fund, Inc. (PBHG Insurance Series Fund) has two portfolios that are currently available under this Policy: Growth II Portfolio and Large Cap Growth Portfolio


  Growth II Portfolio seeks long-term capital appreciation by investing in equity securities of small and medium sized companies (market capitalization of up to $4 billion) which have an outlook for strong earnings growth and significant capital appreciation.

  Large Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of larger capitalization companies (market capitalization of greater than $1 billion) which have an outlook for strong growth in earnings and potential for capital appreciation.

  Pilgrim Baxter & Associates, Ltd. serves as the Investment Adviser to PBHG Insurance Series Fund, Inc.

                THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES
               AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

  Life of Virginia currently is compensated by an affiliate(s) of each of the Funds based upon an annual percentage of the average assets held in the Fund by Life of Virginia. These percentage amounts, which vary by Fund, are intended to reflect administrative and other services provided by Life of Virginia to the Fund and/or affiliate(s).

  More detailed information concerning the investment objectives and policies of the Funds and their investment advisory services and charges can be found in the current prospectuses for the Funds which accompany or precede this Prospectus and the Funds' current statements of additional information. A current prospectus for each Fund can be obtained by writing or calling Life of Virginia at its Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of Premium Payments or transfers among the Investment Subdivisions.

Resolving Material Conflicts

  The Funds are used as investment vehicles for both variable life insurance and variable annuity policies issued by Life of Virginia. In addition, all of the Funds, are also available to registered separate accounts of insurance companies other than Life of Virginia offering variable annuity and variable life policies. As a result, there is a possibility that an irreconcilable material conflict may arise between the interests of Owners owning Policies whose account values are allocated to Account 4 and of Owners owning policies whose Account Values are allocated to one or more other separate accounts investing in any one of the Funds.

  In addition, Janus Aspen Series, GE Investments Funds and The Alger American Fund may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Owners generally or certain classes of Owners, and such retirement plans or participants in such retirement plans.

  In the event of a material conflict, Life of Virginia will take any necessary steps, including removing Account 4 assets from the Fund, to resolve the matter. See the individual Fund Prospectus for additional details.

                            TOTAL RETURN AND YIELDS

  From time to time, Life of Virginia may advertise total return and/or yield for the Investment Subdivisions. These figures are based on historical earnings and do not indicate or project future performance. Each Investment Subdivision may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information appears in the Statement of Additional Information.

  Total returns and yields for the Investment Subdivision are based on the investment performance of the corresponding investment portfolios of the Funds. Each portfolio's performance in part reflects its expenses. See the Prospectuses for the Funds.

  Total return for an Investment Subdivision refers to quotations made assuming that an investment under a Policy has been held in that Investment Subdivision for various periods of time including, but not limited to, a period measured from the date the Investment Subdivision commenced operations. When an Investment Subdivision has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

  An average annual total return quotation represents the average annual compounded rate of return that would equate a hypothetical initial investment of $1,000 (as of the first day of the period for which the total return quotation is provided) to the redemption value of that investment (as of the last day of the period). Such quotations show the average annual percentage change in the value of a hypothetical investment during the periods specified. The standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Investment Subdivision (including any surrender charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding, charges for the Guaranteed Minimum Death Benefit Rider and the Guaranteed Minimum Income Benefit Rider, and any deductions for premium taxes).

  In addition to the standardized version described above, total return performance quotations computed on non-standard bases may be used in advertisements. For example, average annual total return information may be presented, computed on the same basis as described above, except deductions will not include sales or administrative charges. Average annual total returns that exclude sales or administrative expenses, or both, will be greater than standardized average annual total returns for comparable periods. Life of Virginia may from time to time disclose average annual and/or cumulative total return in other non-standard formats.

  The yield of a "money market" Investment Subdivision refers to the income generated by an investment in that Investment Subdivision over a specified seven-day period, which is then annualized. Yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The effective yield is calculated similarly but the income earned by an investment in that money market Subdivision is assumed to be reinvested each period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The yield of an Investment Subdivision (other than a "money market" Subdivision) refers to the income generated by an investment in that Investment Subdivision over a specified 30-day (or one-month) period. The income generated over the period is assumed to be generated and reinvested each month for six months. The resulting semi-annual yield is then doubled.

  Life of Virginia may from time to time also disclose yield, standard total returns, and non-standard total returns for periods prior to the date of inception of the Investment Subdivisions.

  Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

  In advertising and sales literature, the performance of each Investment Subdivision may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Investment Subdivisions. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

  Advertising and sales literature may also compare the performance of each Investment Subdivision to various widely recognized indices. One such index is the Standard & Poor's 500 Composite Stock Price Index, a measure of stock market performance. This unmanaged index does not consider tax consequences or the expense of operating or managing an investment portfolio, and may not consider reinvestment of income dividends.

  Life of Virginia may also report other information including the effect of tax-deferred compounding on an Investment Subdivision's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from the Investment Subdivisions' investments in the Funds are reinvested on a tax-deferred basis.

                                   THE POLICY

  The Policy is an individual flexible premium variable deferred annuity policy. The rights and benefits of the Policy are described below and in the Policies. There may be differences in your Policy because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.

Purchasing the Policies

  Individuals wishing to purchase a Policy must apply through an authorized registered agent. The minimum initial Premium Payment required under the Policy is $5,000. However, in certain cases where Policies are being offered to members of a group of individuals, Life of Virginia may agree to waive the $5,000 initial premium requirement. Acceptance of a request for a Policy and acceptance of Premium Payments are subject to Life of Virginia's rules, and Life of Virginia reserves the right to reject any request for a Policy and any initial Premium Payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

  If Life of Virginia is unable to issue a Policy due to incomplete information regarding the applicant, the initial Premium Payment will be credited to the Policy within two Valuation Periods after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment by Life of Virginia at its Home Office. If the initial Premium Payment cannot be credited within five Business Days after receipt by Life of Virginia, Life of Virginia will contact the applicant, explain the reason for the delay, and refund the initial Premium Payment immediately, unless the applicant specifically consents to Life of Virginia retaining the initial Premium Payment until the required information is made complete. If Life of Virginia retains the initial Premium Payment, it will be credited within two Valuation Periods after the necessary requirements are fulfilled.

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  The Owner may make Additional Premium Payments before the earliest of (1) the date which is ten years preceding the Maturity Date, (2) the date the Annuitant attains age 86 and (3) the date Income Payments begin. Subject to applicable state requirements, Additional Premium Payments must be for $500 or more if the Policy is a Non-Qualified Policy, $50 or more if the Policy is an IRA Policy, and $100 or more if the Policy is a Qualified Policy other than an IRA Policy. Additional Premium Payments made under Qualified Policies are limited to proceeds from certain qualified plans. Additional Premium Payments are credited as of the next close of business (on a Business Day) following receipt of the payment at the Home Office.

  "Policy Years" for the initial Premium Payment are measured from the Policy Date. With regard to the determination of charges attributable to Additional Premium Payments, however, "years" are measured from the date of receipt of the Additional Premium Payment by Life of Virginia at its Home Office. (See Sales Charges.)

Allocation of Premium Payments

  The Owner, by written instructions, allocates Premium Payments among the Investment Subdivisions. The Owner may allocate Premium Payments totally to one Investment Subdivision of Account 4, or partially to any one of the available Investment Subdivisions; however, at any time, the Account Value may not be invested in more than 10 Investment Subdivisions. Allocations of less than 1% of any Premium Payment, or less than $100, to any one Investment Subdivision are not permitted.

  In those states which require that Premium Payments be returned during the right to examine Policy period (see Examination of Policy (Refund Privilege).), during an initial period commencing on the date the initial Premium Payment is credited to the Policy, Premium Payments will be placed in the Investment Subdivision that invests exclusively in the Money Market Fund of the GE Investments Funds. The Premium Payments will remain in that subdivision until the earlier of 15 calendar days from the date the initial Premium Payment is credited to the Policy or, if the Policy is not accepted by the Owner, when all amounts due are refunded. At the end of the 15-day period, the Account Value at that time, and all subsequent Premium Payments, will be allocated among the Investment Subdivisions in accordance with the Owner's instructions.

  The Owner may change the allocation of subsequent Premium Payments at any time, without charge, by sending acceptable written notice to Life of Virginia at its Home Office. The allocation will apply to any Premium Payments received after Life of Virginia records the change. The Account Value will vary with the investment performance of the Investment Subdivisions the Owner selects, and the Owner bears the entire investment risk for the Account Value in any particular Investment Subdivision. The allocation of Premium Payments will affect not only the Account Value prior to the Maturity Date, but it may also affect the Death Benefit payable upon the Annuitant's death. The Owner should periodically review his allocation of Account Value in light of market conditions and overall financial planning requirements.

Accumulation of Account Value

  The Policy provides for an accumulation of Account Value prior to the Maturity Date. The Account Value equals the sum of the values of the amounts allocated under the Policy to each Investment Subdivision. Account Value will be determined on a daily basis and will reflect a number of factors, including Premium Payments, partial surrenders, transfers, charges assessed in connection with the Policy, and the investment performance of the shares purchased by the Investment Subdivisions to which the Account Value is allocated. There is no guaranteed minimum Account Value.

  On the date the initial Premium Payment is received and accepted by Life of Virginia, the Account Value equals the initial Premium Payment. Thereafter, prior to the Maturity Date, the Account Value in each Investment Subdivision is determined by multiplying the number of Accumulation Units in that Investment Subdivision credited to the Policy by the current value of an Accumulation Unit for that Investment Subdivision. The number of Accumulation Units is increased by any Additional Premium Payments and any transfers into that Investment Subdivision and decreased by the policy maintenance charge, the Annual Death Benefit Charge any transfers out of that Investment Subdivision, and any full or partial surrenders.

Value of Accumulation Units

  The Accumulation Units of each Investment Subdivision are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Investment Subdivision and the deduction of certain charges from Account 4.

  For each Investment Subdivision, the value of an Accumulation Unit for the first Valuation Period was $10. The value of an Accumulation Unit in an Investment Subdivision for each subsequent Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Investment Subdivision for the Valuation Period for which the Accumulation Unit Value is being calculated. The Net Investment Factor is a number representing the change in the value of Investment Subdivision assets on successive Business Days due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

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  The value of an Accumulation Unit for a Valuation Period is the same for each day in the period.

Transfers

  Before Income Payments begin, the Owner may transfer amounts among and between the Investment Subdivisions that are available at the time of the request by sending a written request to the Home Office. Telephone transfers are subject to Life of Virginia's administrative requirements. All transfers will be effective as of the end of the Valuation Period during which the written or telephone request is received at the Home Office.

  Currently, there is no limit to the number of transfers that may be made; however, Life of Virginia reserves the right to limit, upon written notice, the number of transfers to twelve each calendar year or, if it is necessary in order that the Policy will continue to receive annuity treatment by the Internal Revenue Service, a lower number.

  The first transfer in each calendar month will be made without charge. Thereafter, each time a transfer is made, a transfer charge of $10 will be deducted from the amount transferred. The transfer charge is Life of Virginia's estimate of the average actual cost of present and future typical transfers. Once a Policy is issued, the amount of the transfer charge is guaranteed for the life of the Policy.

  If the amount of Account Value remaining in an Investment Subdivision after the transfer is less than $100, Life of Virginia will transfer the amount remaining in addition to the amount requested. Life of Virginia will not allow a transfer into any Investment Subdivision unless the Account Value of that Investment Subdivision after the transfer is at least $100.

  After Income Payments begin, if Variable Income Payments are being made, Annuity Units may be transferred among the Investment Subdivisions at the payee's request once each calendar year. No transfer charge will be imposed on such transfers. The transfer will be effective as of the end of the Valuation Period during which Life of Virginia receives written request at its Home Office. The Income Payment amount on the date of the transfer will not be affected by the transfer, although subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions.

  If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, then this unit will also be transferred. In addition, transfers are only permitted into an Investment Subdivision if, after the transfer, the number of Annuity Units of that Investment Subdivision is at least 1.

  Where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer, whether requested before or after income payments begin, if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

Telephone Transfers

  Life of Virginia permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, Life of Virginia will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, Life of Virginia may require written authorization before allowing Owners to make telephone transfers.

  To request a telephone transfer, Owners should call Life of Virginia's Telephone Transfer Line at 800-772-3844. Life of Virginia will record all telephone transfer requests. Transfer requests received prior to the close of the New York Stock Exchange will be executed that business day at that day's prices. Requests received after that time will be executed on the next business day at that day's prices.

Dollar-Cost Averaging

  Owners may elect to have Life of Virginia automatically transfer specified amounts from one of certain designated Investment Subdivisions of Account 4 to any other available Investment Subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit Owners to utilize "Dollar-Cost Averaging," a long-term investment method that provides for regular level investments over a period of time. Life of Virginia makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against loss.

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  Owners must complete the Dollar-Cost Averaging section of the application or a
Dollar-Cost Averaging Agreement or call Life of Virginia's Telephone Transfer Line at 800-772-3844 in order to participate in the Dollar-Cost Averaging program. Currently, the Investment Subdivision available to allocate money for the purpose of Dollar-Cost Averaging is the Money Market Fund of the GE Investments Funds. Money may be allocated to this subdivision as initial premium, additional premium or in the form of a transfer from other Investment Subdivisions within Account 4. Any amount allocated must conform to the minimum amount and percentage requirements, (see Purchasing the Policies, and Allocation of Premium Payments.) The minimum transfer amount permitted by the Dollar-Cost Averaging program is $100.

  Dollar-Cost Averaging will continue until the entire Account Value in the subdivision designated for Dollar-Cost Averaging is depleted. Prior to that time, the Owner may discontinue Dollar-Cost Averaging by sending Life of Virginia a written cancellation notice. Owners may initiate or make changes to their Dollar-Cost Averaging program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Also, Life of Virginia reserves the right to discontinue Dollar-Cost Averaging upon 30 days written notice to the Owner.

Portfolio Rebalancing

  Owners may elect to have Life of Virginia automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage of Account Value in each of two or more Investment Subdivisions designated by the Owner. This privilege is intended to permit owners to use "Portfolio Rebalancing," a strategy that maintains over time the Owner's desired allocation percentage in the designated Investment Subdivisions. The percentage of Account Value in each of the Investment Subdivisions may shift from the Premium Payment allocation percentage due to the performance of the Investment Subdivisions. Life of Virginia makes no representations or guarantees that Portfolio Rebalancing will result in a profit or protect against loss.

  Owners must complete the Portfolio Rebalancing agreement to participate in the Portfolio Rebalancing program. Owners may designate the Investment Subdivisions and specify the rebalancing percentages in the agreement. The specified percentages must be in whole percentages and must be at least 1%. The date that a rebalancing transfer is effected is measured from the Policy Date, or other date selected at the sole discretion of Life of Virginia, based on the rebalancing frequency chosen by an Owner. Account Value must be allocated to each of the designated Investment Subdivisions for rebalancing to become effective.

  Portfolio Rebalancing is offered free of charge and will continue as long as there is Account Value in each of the designated Investment Subdivisions. Prior to that time, Owners may discontinue rebalancing by sending Life of Virginia a written cancellation notice. Owners may make changes to their Portfolio Rebalancing program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Portfolio Rebalancing transfers are not included for the purpose of determining any transfer charge. Owners should consider the possible effects of electing other automatic programs such as Dollar-Cost Averaging and Systematic Withdrawals concurrent with Portfolio Rebalancing. Life of Virginia reserves the right to exclude Investment Subdivisions from Portfolio Rebalancing. Life of Virginia also reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice to the Owner.

Powers of Attorney

  As a general rule and as a convenience to Owners, Life of Virginia allows the use of powers of attorney whereby Owners give third parties the right to effect account value transfers on behalf of the Owners. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds, can result in higher costs to Owners, and are generally not compatible with the long-range goals of purchasers of the Policies. Life of Virginia believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds and this position is shared by the managements of those Funds.

  Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, Life of Virginia may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the Owners in whose names they are submitted. However, these procedures will not prevent Owners from making their own Account Value transfer requests.

Examination of Policy (Refund Privilege)

  The Owner may examine the Policy and return it for refund within 10 days after it is received. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value with any adjustments required by applicable law or regulation on the date Life of Virginia receives the Policy. If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 or (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. An Owner wanting a refund should return the Policy to Life of Virginia at its Home Office.

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                         DISTRIBUTIONS UNDER THE POLICY

Surrender

  The Owner may make a full or partial surrender of the Policy at any time before Income Payments begin by sending a written request to Life of Virginia at its Home Office. The Policy must be submitted with a request for a full surrender.

  Life of Virginia will not permit a partial surrender that is less than $500 or that reduces the Account Value of the Policy to less than $5,000. In the event that a partial surrender request would reduce the Account Value to less than $5,000, Life of Virginia will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount surrendered.

  The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value equals the Account Value on the date Life of Virginia receives a request for surrender less any applicable surrender charge. (See Surrender Charge.) Any premium tax paid by Life of Virginia which has not been previously deducted may also be deducted from the Surrender Value, as will any applicable Annual Death Benefit Charge and the Policy Maintenance Charge. (See Annual Death Benefit Charge, and Policy Maintenance Charge.) The Surrender Value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans.) Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Payment Under the Policies.)

  Upon partial surrender, the Owner may indicate, in writing, from which Investment Subdivisions the Account Value is to be transferred. If no such written instruction is received with the partial surrender request, the Account Value transferred out will be transferred from the Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value on the date Life of Virginia receives the written request. A portion of the Policy's surrender charge may be assessed at the time a partial surrender is made. Any applicable surrender charge will be deducted from the amount surrendered. (See Surrender Charge.)

  Full and partial surrenders may have federal tax consequences. (See Federal Tax Matters.)

Systematic Withdrawals.

  The Owner may elect in writing to make a series of partial surrenders in equal installments, adding up, in a 12 month period beginning with the date of the first payment, to an amount not to exceed 10% of the Account Value as of the effective date of the partial surrender ("Systematic Withdrawals"). Systematic Withdrawals will be available only if no partial surrender has occurred during the policy year of the election of Systematic Withdrawals. If a Systematic Withdrawal program is discontinued, a new program may not be instituted until the next policy year. A surrender charge will not be imposed on Systematic Withdrawals. A surrender charge will however be applied to any additional surrender(s) made during the time Systematic Withdrawal payments are being made, unless all surrender charges have expired, (see Surrender Charge). Systematic Withdrawal payments count as partial surrenders with reduced charges. (See Reduced Charges on Certain Surrenders).

  Systematic Withdrawals will be made from any Investment Subdivisions to which Account Value is allocated. Withdrawals will be made from each of the designated Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions from which the withdrawals are to be made. At any time while Systematic Withdrawals are being made, each of the designated Investment Subdivisions from which withdrawals are being made must count as one of the ten Investment Subdivisions to which the Account Value of the policy may be allocated at any one time (see Allocation of Premium Payments).

  After a series of Systematic Withdrawals has begun, the frequency and/or amount of payments may be changed upon request by the Owner, subject to the following rules:

  1)  only one such change may be requested in a calendar quarter;

  2) if the maximum amount was not elected at the time the current series of Systematic Withdrawals was initiated, the remaining payments may be increased;

  3) the total amount to be withdrawn during that 12-month period, including amounts already paid, remains limited to 10% of the Account Value at the time the current series of Systematic Withdrawals was initiated; and

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  4) if the current series of Systematic Withdrawals is discontinued, any remaining payments in the current 12-month period will be paid in a lump sum on request.

  Systematic Withdrawals may be discontinued at any time by the Owner(s) by notifying Life of Virginia in writing or by calling the Telephone Transfer Line at 800-772-3844. Life of Virginia reserves the right to discontinue Systematic Withdrawals upon 30 days written notice to Owners. Otherwise, payments will continue until the earlier of (i) the date on which a Systematic Withdrawal reduces the Account Value for the entire policy below $5,000, or (ii) the date on which the total Account Value in all Investment Subdivisions designated for Systematic Withdrawals is insufficient to provide further payments on the mode in effect.

  If any Systematic Withdrawal would be or becomes less than $50, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. Life of Virginia also reserves the right to prohibit simultaneous Systematic Withdrawals and Dollar-Cost Averaging, (see Dollar-Cost Averaging). Additional rules regarding Systematic Withdrawals, available payment modes, and instructions for electing this option are available upon request.

  The amount of each Systematic Withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income. In addition, a 10% penalty tax may, subject to certain exceptions, be imposed on any amounts includible in income due to Systematic Withdrawals. It is uncertain whether Systematic Withdrawals would qualify for an exception to this penalty tax for a series of substantially equal periodic payments made over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her beneficiary. For more information, see the "Federal Tax Matters" discussion of Taxation of Systematic Withdrawals.

Death Provisions

  Prior to the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, the Designated Beneficiary will be treated as the sole owner of the Policy, subject to the distribution rules set forth below. A Death Benefit may be payable to the Designated Beneficiary upon receipt by Life of Virginia of Due Proof of Death satisfactory to Life of Virginia. The Designated Beneficiary is determined by identifying the first person named in the following list who is alive or in existence on the date of death:

                        (1)  Owner
                        (2)  Joint Owner
                        (3)  Beneficiary
                        (4)  Contingent Beneficiary
                        (5)  Owner's estate

  If Joint Owners both survive, they become the Designated Beneficiary together. In such cases, for purposes of the distribution rules discussed below, each Designated Beneficiary will be treated separately with respect to each Designated Beneficiary's portion of the Policy.

  Even if the Designated Beneficiary is treated as the sole owner of this Policy, the death of the Designated Beneficiary will not be treated as the death of an Owner for purposes of the Death Benefit provisions below, nor will such death increase the time during which any required distributions from the Policy may be made.

  After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant, or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the Policy.

Death Benefit at Death of Annuitant. For Policies issued before May 1, 1997 (unless a later date is required by applicable state regulation), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of: (1) the total premiums paid, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date Life of Virginia receives Due Proof of Death. During subsequent six year periods, the Death Benefit will be the greater of: (1) the Death Benefit on the last day of the previous six year period, plus any premiums paid since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date Due Proof of Death is received.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, the Surrender Value will be payable instead of the Death Benefit.

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For Policies issued on or after May 1, 1997 (but not until the necessary endorsement to the contract is approved under applicable state law), if the Annuitant dies before Income Payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying Life of Virginia of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, the Surrender Value will be payable instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum death benefit (described below); or (2) the Account Value on the date Life of Virginia received Due Proof of Death of the Annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Once the necessary endorsement is approved in the applicable state, Life of Virginia will issue the endorsement to the contract and this Death Benefit will be effective after that date. Until then the previously described death benefit will apply.

Without regard to when a Policy is issued, if the Death Benefit is elected and paid, the Policy will terminate and Life of Virginia will have no further obligation under the Policy.

In lieu of payment of the Death Benefit, the Designated Beneficiary may elect to continue the Policy after the Annuitant's death, provided that the distribution rules (described below) do not require distribution of the entire value of the Policy.

     If the Designated Beneficiary is eligible and elects to continue the Policy, the Account Value on the date Life of Virginia received Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. If the Policy is continued after death of the Annuitant, any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

     If the Designated Beneficiary is not eligible to continue the Policy, the Account Value on the date we receive Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date and the distribution rules will govern payment of proceeds.

     Surrender charges will apply if the Policy is surrendered more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

  Elective Guaranteed Minimum Death Benefit Rider. If an Annuitant dies prior to the Maturity Date while the Guaranteed Minimum Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If this Death Benefit is paid, the Policy will terminate, and Life of Virginia will have no further obligation under the Policy. THE GUARANTEED MINIMUM DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

  The Death Benefit under the Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the greater of (A) the Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date Life of Virginia receives proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium paid. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

  The amount of the increase for the Valuation Period will be calculated by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these subdivisions include only the money market Investment Subdivisions. With respect to amounts invested in the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

  If the Guaranteed Minimum Death Benefit Rider has been elected, it is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit Rider. (See Annual Death Benefit Charge). Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distributions rules described below.

  Elective Optional Death Benefit Rider. The elective optional death benefit rider provides for an Annual Step-up in death benefit, as described below. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If this Death Benefit is paid, the Policy will terminate, and Life of Virginia will have no further obligation under the Policy. THE OPTIONAL DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

  The Death Benefit under the Optional Death Benefit Rider is the greater of:
(1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the minimum Death Benefit described below.

  During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date.

  If the Optional Death Benefit Rider has been elected, it is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. (See "Annual Death Benefit Charge.") Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described below.

  Distribution Rules. The Code requires that if an Owner dies before the Maturity Date, the entire value of the Policy must generally be distributed within five years of the date of the Owner's death. In the case of Joint Owners, this requirement applies if either of the Joint Owners dies before the Maturity Date. The following distribution rules are designed to comply with these Code requirements, and are applicable upon the death of an Owner or Joint Owner, including the death of an Annuitant who is also an Owner. These distribution rules will not apply upon the death of an Annuitant, if the Annuitant was not also an Owner of the Policy, all Owners of the Policy are natural persons, and a Contingent Annuitant survives. Even if no Contingent Annuitant is alive on the death of the Annuitant, if the Owner is a natural person, that Owner will be the Contingent Annuitant. Therefore, on the death of the Annuitant, the distribution rules apply only if (1) the Annuitant was an Owner, or (2) any Owner was not a natural person.

  Prior to the Maturity Date, if the Designated Beneficiary is not the surviving spouse of the deceased Owner, Joint Owner or Annuitant, then the Surrender Value or the applicable Death Benefit will be paid in one lump sum to, or for the benefit of, the Designated Beneficiary. Instead of receiving a lump sum distribution, however, the Designated Beneficiary may elect: (1) to receive the Surrender Value at any time during the five year period following the death of the Owner, Joint Owner, or Annuitant by partially or totally surrendering the Policy; or (2) to apply the entire Surrender Value (or applicable Death Benefit) under optional payment plan 1 or 2 (described beginning on p. 35), with the first payment to the Designated Beneficiary being made within one year after the date of death of the Owner, Joint Owner, or Annuitant, and with payments being made over the life of the Designated Beneficiary or over a period not exceeding the Designated Beneficiary's life expectancy.

  If the entire Surrender Value has not been paid to the Designated Beneficiary by the end of this five year period following the date of death of the Owner, Joint Owner, or Annuitant, and payments have not begun in accordance with (2) above, then, in accordance with Code requirements and (1) above, Life of Virginia will terminate the Policy at the end of that five year period and will pay the Surrender Value to, or for the benefit of, the Designated Beneficiary. After this, there will be no remaining value in the Policy. If the Designated Beneficiary dies before all required payments have been made, Life of Virginia will make any remaining payments to any person named in writing by the Designated Beneficiary. Otherwise, Life of Virginia will pay the Designated Beneficiary's estate.

  Rather than the distribution rules described above, special rules apply if the Designated Beneficiary is the surviving spouse of the deceased Owner, Joint Owner, or Annuitant. In these cases, the surviving spouse may continue the Policy as the Owner. In addition, that person will also become the Annuitant if the deceased was the Annuitant, there is no surviving Contingent Annuitant, and the Policy has not been surrendered for one of the Death Benefits described above available upon the Annuitant's death. On the surviving spouse's death, the entire interest in the Policy will be paid within five years of such spouse's death to the Designated Beneficiary named by the surviving spouse (and if no Designated Beneficiary has been named, such payment will be made to the surviving spouse's estate).

Restrictions on Distributions from Certain Policies

  Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, (3) death, or
(4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to Life of Virginia that one of these four events has occurred.

  Similar restrictions apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of section 403(b), any Policy used for a 403(b) plan will prohibit distributions of
(i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those distributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                             CHARGES AND DEDUCTIONS

Charges Against Account 4

  Mortality and Expense Risk Charge. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain mortality and expense risks assumed in connection with the Policies. The charge will be deducted daily and equals .003446% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is 1.25% of the average daily net assets of Account 4. Life of Virginia guarantees that this charge of 1.25% will never increase.

  The mortality risk assumed by Life of Virginia arises from its contractual obligation to make Income Payments to each payee regardless of how long all payees or any individual payee may live. Although Variable Income Payments will vary in accordance with the investment performance of the shares purchased by each Investment Subdivision, they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each payee that neither the longevity of fellow payees nor an improvement in life expectancy generally will have an adverse effect on the Variable Income Payments received under the Policy. Mortality risk also arises from the possibility that the Death Benefit will be greater than the Account Value.

  The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

  Administrative Expense Charge. A charge will be deducted from each Investment Subdivision to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted daily and equals .000411% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .15% of the average daily net assets of Account 4.

Policy Maintenance Charge

  A charge of $25 will be deducted annually from the Account Value of each Policy to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted at each anniversary and at surrender. Life of Virginia will waive this charge if the Account Value exceeds $75,000 at the time the charge is due. The policy maintenance charge will compensate Life of Virginia for issuance, processing, start-up and on-going administration expenses. These expenses include the cost of processing applications, establishing Policy records, premium collection, recordkeeping, processing Death Benefit claims, full or partial surrenders, transfers, and reporting and overhead costs. Once a Policy is issued, the amount of the Policy Maintenance Charge is guaranteed for the life of the Policy.

  The annual Policy Maintenance Charge will be allocated among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time the charge is made. Other allocation methods may be available upon request.

Annual Death Benefit Charge

  There will be separate charges made each year for expenses related to the Death Benefit available under the terms of an elected Guaranteed Minimum Death Benefit Rider and/or Optional Death Benefit Rider. Life of Virginia deducts these charges against the Account Value in Account 4 at each anniversary and at surrender to compensate it for the increased risks associated with providing the enhanced Death Benefit(s). If the Guarantee Account is available under the Policy and the Account Value is not sufficient to cover the charge for the Optional Death Benefit Rider, the charge will be deducted first from the available Account Value, if any, and then from the Guarantee Account. Each charge at full surrender will be a pro-rata portion of the annual charge.

  For the elective Guaranteed Minimum Death Benefit, Life of Virginia guarantees that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, Life of Virginia guarantees that this charge will never exceed an annual rate of 0.25% of the Account Value.

Sales Charges

  Life of Virginia incurs certain sales and other distribution expenses when the Policies are issued. The majority of these expenses consist of commissions paid for sales of these Policies; however, other distribution expenses are incurred in connection with the printing of prospectuses, conducting seminars and other marketing, sales, and promotional activities. To recover a portion of these expenses, a surrender charge (also referred to as a contingent deferred sales charge) is imposed on full and certain partial surrenders.

  Set forth below is a general discussion of the amount and nature of the charge, followed by a more technical explanation of how the charge is calculated.

  Surrender Charge. Surrender charges (also referred to as a contingent deferred sales charge) will be imposed on full and partial surrenders that occur within six years of any Premium Payments. Surrender charges are made to cover certain expenses relating to the sale of the Policy, including commissions to registered representatives and other promotional expenses. Surrender charges also apply to proceeds received upon maturity if the Maturity Date occurs within six years of receipt of a Premium Payment.

  Surrender charges are deducted from the amount surrendered. All or part of the amount surrendered may be subject to charge. Any amount subject to charge is considered a surrender of Premium Payments. Surrender charges are determined using the assumption that Premium Payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such Premium Payment, the charge is a percentage of the Premium Payment (or portion thereof) surrendered. The charge is calculated separately for each Premium Payment at the time it is surrendered, as specified in the table below.



                          Number of Full Years
                           Between the Date of                               Surrender Charge as a
                           Receipt of Premium                               Percentage of Premium
                     Payment and Date of Surrender                           Payment Surrendered
                     -----------------------------                          ----------------------

                               less than 1                                             6%
                                     1                                                 6%
                                     2                                                 6%
                                     3                                                 6%
                                     4                                                 4%
                                     5                                                 2%
                               6 or more                                               0%

  After all Premium Payments have been surrendered, any remaining Account Value may be surrendered. Surrender charges do not apply after all Premium Payments have been surrendered.

  Reduced Charges on Certain Surrenders. No surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. The amount subject to charge will not exceed the amount surrendered.

  Waived Surrender Charges for Certain Payment Plans. Surrender charges otherwise applicable will be waived if and to the extent that proceeds are not distributed in a lump sum and are applied to optional payment plans 1, 2 (for a period of five or more years) or 5.

  Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement. Surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin will be waived if:

     An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days; and

     Such confinement begins at least one year after the policy date; and

     An Annuitant was age 80 or younger on the policy date; and

     The request for the full or partial surrender, together with proof of such confinement is received in the Home Office of Life of Virginia while the Annuitant is confined or within 90 days after discharge from the facility.

  For purposes of this provision, Annuitant means either the Annuitant, Joint Annuitant or Final Annuitant, whichever is applicable.

  The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Annual Income Benefit Charge

  There will be a charge made each year for expenses related to the Income Benefit available under the terms of the Guaranteed Minimum Income Benefit rider. Life of Virginia deducts this charge through the cancellation of accumulation units at the beginning of each Policy Year to compensate it for the increased risks associated with providing the Guaranteed Minimum Income Benefit. Life of Virginia guarantees that this charge will never exceed an annual rate of
 .___% of the prior year's average guaranteed minimum annuitization proceeds.

  Transfer Charges

  The Owner may transfer amounts among the Investment Subdivisions. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future before Income Payments begin. Also, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

  The first transfer in each calendar month will be made without charge. Thereafter, each time amounts are transferred during that calendar month, a transfer charge of $10 will be deducted from the amount transferred to compensate Life of Virginia for the costs in making the transfer. No transfer charge is imposed on transfers occurring after Income Payments begin.

Premium Taxes

  Life of Virginia may deduct a charge for any premium taxes incurred. The premium tax rates incurred by Life of Virginia currently range from 0 to 3.5%. Any applicable premium tax charge may be deducted from either the premium paid or from proceeds, (including benefits for surrender, maturity and death).

Other Taxes

  Under present laws, Life of Virginia will incur state and local taxes (other than premium or similar taxes) in several states. At present, Life of Virginia is not making a charge for these taxes but it reserves the right to charge for such taxes.

  Because of its current status under the Code, Life of Virginia does not expect to incur any federal income tax liability that would be chargeable to Account 4. Based upon this expectation, no charge is being made currently to Account 4 for federal income taxes. If, however, Life of Virginia determines that such taxes may be incurred, it may assess a charge for those taxes from Account 4.

Other Charges

  Because Account 4 purchases shares of the Funds, the net assets of each Investment Subdivision will reflect the investment advisory fee and other expenses incurred by the investment portfolio of the Fund in which the Investment Subdivision invests. For more information concerning these charges, read the individual Fund prospectuses.

Reduction of Charges for Group Sales

  The surrender charge may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of expenses incurred by Life of Virginia in connection with the sale of the Policies. The entitlement to such a reduction in such charge will be determined by Life of Virginia based on the following factors:

   (1) The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

   (2) The total amount of Premium Payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

   (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, sales and other expenses can be reduced.

   (4) The nature of the group for which the Policies are being purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, Life of Virginia's sales and other expenses are reduced.

   (5) There may be other circumstances of which Life of Virginia is not presently aware which could result in reduced sales expenses.

  Reductions in this charge will not be unfairly discriminatory against any person including the affected owners and all other owners of the Policies. Additional information about charge reductions is available from Life of Virginia at its Home Office.

  ELECTIVE GUARANTEED MINIMUM INCOME BENEFIT RIDER.

  Under the Guaranteed Minimum Income Benefit rider, guaranteed minimum annuitization proceeds may accumulate which can be applied upon annuitization under certain optional payment plans. Optional Payment Plans 1 and 5 may be used in connection with the rider to provide for either fixed or variable payments. Upon surrender of the Policy and annuitization of the garanteed minimum annuitization proceeds, Life of Virginia will provide Income Payments under the selected Optional Payment Plan. The Guaranteed Minimum Income Benefit Rider may be exercised at any time on or after the sixth Policy Anniversary or the Policy Anniversary on which the Annuitant attains age 80. An Owner may elect the Guaranteed Minimum Income Benefit rider only at the time of application if the Annuitant is age 75 or younger at that time. THE GUARANTEED MINIMUM INCOME BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

  The Guaranteed Minimum Income Benefit under the rider will be the greater of:
(1) the applicable monthly income factor multiplied by the Account Value on the date of annuitization, divided by 1000, or (2) the applicable monthly income factor multiplied by the guaranteed minimum annuitization proceeds, divided by 1000. The guaranteed minimum annuitization proceeds are, on the Policy Date, equal to the premium paid. At the end of each Valuation Period after such date, the guaranteed minimum proceeds are the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders, plus their applicable surrender charges, made prior to or during that Valuation Period; or (2) the guaranteed minimum annuitization proceeds at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

  The amount of the increase for the Valuation Period will be calculated by applying a factor to the guaranteed minimum annuitization proceeds at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of ___%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of ___%. Currently, these subdivisions include only the money market Investment Subdivisions. With respect to amounts invested in the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

  On the Policy Anniversary on which the Annuitant attains age 80, the applicable factor for all subsequent valuation periods will be set at zero. After that date, the guaranteed minimum annuitization proceeds will only be adjusted for subsequent premium payments and partial surrenders plus any applicable surrender charges.

  If the Guaranteed Minimum Income Benefit rider has been elected, it is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the owner's request to terminate the rider. If we receive the request to terminate the rider within 30 days after a Policy Anniversary, we will terminate the rider as of that Policy Anniversary. There will be a charge made each year for expenses related to the Income Benefit available under the terms of the Guaranteed Minimum Income Benefit rider. (See Annual Income Benefit Charge).

If a Guaranteed Minimum Death Benefit Rider is in effect, a request to terminate either rider will be treated as a request to terminate both riders.

Life of Virginia will not impose the Guaranteed Minimum Income Benefit rider charge at surrender until all applicable regulator approvals have been received.



                               INCOME PAYMENTS


Monthly Income Benefit

  Life of Virginia will pay a Monthly Income Benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. The Monthly Income Benefit will be paid in the form of Variable Income Payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless another election is made by the Owner.

  Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, the remaining payments for the ten year period will be discounted at the same rate used to calculate the monthly income. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed equal to the value of the payment amount on the date we receive Due Proof of Death. This discounted amount will be paid in one sum. The Policy does not specify a maximum maturity age or latest maturity date unless state law requires it.

  Unless a different date is requested, the Maturity Date is the Policy anniversary that the Annuitant reaches age 90. The Owner may change the Maturity Date to any date at least 10 years after the date of the most recent premium payment by sending Life of Virginia written notice before the Maturity Date then in effect. The Policy does not specify a maximum maturity age or latest maturity date unless state law requires it.

  During the lifetime of the Annuitant and prior to the Maturity Date, however, the Owner, or the Designated Beneficiary upon the Owner's death, may elect by written notice to the Home Office, to receive proceeds in a lump sum or under one of the optional payment plans described below. If the election is being made by the Designated Beneficiary, only available plans may be chosen.

  Income payments will be made monthly unless the Owner elects quarterly, semi-annual or annual payments by written request to Life of Virginia.

  Certain states prohibit the use of actuarial tables that distinguish between men and women in determining benefits for annuity polices issued on the lives of residents. Therefore, policies offered by this Prospectus on the lives of residents of those states have annuity income payments which are based on actuarial tables that do not differentiate on the basis of sex.

Determination of Monthly Income Benefits

  The Maturity Value will be equal to the Surrender Value on the date immediately preceding the Maturity Date.

  The initial Monthly Income Benefit under the automatic payment plan will be calculated by multiplying (a) times (b) divided by (c) where: (a) is the monthly payment per $1,000, shown under the optional payment plans for Life Income with 10 Years Certain, using the sex and settlement age of the Annuitant instead of the payee, on the Maturity Date; (b) is the Maturity Value less any premium taxes paid by Life of Virginia that were not recouped previously by a premium tax charge; and (c) is $1,000. (See Optional Payment Plans for information about subsequent variable income payments.)

  If at the time Income Payments begin, the Owner has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes from the taxable portion of such Income Payments and remit that amount to the federal government. Also, in some other circumstances, Life of Virginia may withhold taxes. (See Direct Rollover and Mandatory Withholding Requirements, and Federal Income Tax Withholding.) In addition, any proceeds applied under an optional payment plan are subject to the imposition of a premium tax charge in those states which impose such a tax upon annuitization, or deduction of the deferred premium tax in those states which impose such a tax on Life of Virginia for premiums received. (See Premium Taxes.)

Optional Payment Plans

  Proceeds payable on the Maturity Date will be paid as described in the Monthly Income Benefit section. Death and surrender proceeds will be paid in one sum. Subject to the rules stated below, and to the Death Benefit and distribution rules stated above, however, any part of death or surrender proceeds can be left with us and paid under a payment plan. (For the tax treatment of surrender proceeds and death benefits, see Taxation of Partial and Full Surrenders, and Taxation of Death Benefit Proceeds.) Any proceeds left with us will be applied to calculate the amount of the income. During the Annuitant's life, the Owner may choose a payment plan. If a Beneficiary is changed, then the payment plan selection is no longer in effect unless a request to continue it is made. The Designated Beneficiary can choose a plan at the death of the Annuitant if one has not been chosen.

  Optional payment plans can provide either Fixed Income Payments or Variable Income Payments as selected by the Owner or the payee. There are currently five optional payment plans available. Optional payment plans 1 through 5 can be used to provide Fixed Income Payments while only optional payment plans 1 and 5 are available to provide Variable Income Payments. A plan and the form of the Income Payments may be designated in the application or by notifying Life of Virginia in writing at its Home Office. If the payee is not a natural person, consent of Life of Virginia is required prior to selecting a plan.

  The effect of choosing a Fixed Income Payment is that the minimum amount of each Income Payment will be calculated on the date the first Income Payment is made and will not change. If Fixed Income Payments are chosen, the proceeds will be transferred to the General Account of Life of Virginia on the date the Income Payments begin. Fixed Income Payments will be fixed in amount and duration on that date, based on current rates for the optional payment plan chosen and, if applicable, the age and sex of the payee. The current rates for optional payment plans are based on interest, mortality and expense assumptions made by Life of Virginia. The current rates may change from time to time but will never be less than the guaranteed minimum rate described and shown in the Policy form. For further information, the Owner should contact Life of Virginia at its Home Office.

  If the Owner, (or the Designated Beneficiary) elects to receive Variable Income Payments under the applicable optional payment (Plan 1 or Plan 5), the proceeds may be allocated among up to ten Investment Subdivisions. The first Variable Income Payment is determined by the rate for the optional payment plan chosen and the amount of proceeds applied to the plan. The dollar amount of subsequent Income Payments will reflect the investment experience of the selected Investment Subdivisions and is determined by means of Annuity Units.

  The number of Annuity Units for an Investment Subdivision will be determined when Income Payments begin and will remain fixed unless transferred. (See Transfers.) The number of Annuity Units for an Investment Subdivision is (a) divided by (b) where: (a) is the portion of the first Income Payment allocated to an Investment Subdivision; and (b) is the Annuity Unit Value for that Investment Subdivision seven days before the first Income Payment is due. For subsequent payments, the Income Payment amount for an Investment Subdivision is the number of Annuity Units for that Investment Subdivision times the Annuity Unit Value for that Investment Subdivision seven days before the payment is due.

  For each Investment Subdivision, the Annuity Unit Value for the first Valuation Period was $10. The Annuity Unit Value for each subsequent Valuation Period is (a) times (b) times (c) where: (a) is the Net Investment Factor for that period (see Statement of Additional Information -- Net Investment Factor.);
(b) is the Annuity Unit Value for the immediately preceding Valuation Period; and (c) is the investment result adjustment factor.

  The investment result adjustment factor recognizes an assumed interest rate of 3% per year used in determining the amounts of the Income Payments. This means that if the net investment experience of the Investment Subdivision to which the Annuity Units apply for a given month exceeds the monthly equivalent of 3% per year, the monthly payment will be greater than the previous payment. If the net investment experience for such Subdivision is less than the monthly equivalent of 3% per year, the monthly payment will be less than the previous monthly payment.

  Payments under Plans 1,2,3 or 5 will begin on the date we receive proof of death, on surrender, or on the policy's Maturity Date. Payments under Plan 4 will begin at the end of the first interest period after the date Proceeds are otherwise payable. Plan 4 is not available under Qualified Policies.

  Under all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, Life of Virginia reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable is less than $20, Life of Virginia will pay the Surrender Value in a lump sum. Upon making such a payment, Life of Virginia will have no future obligation under the Policy.

  The fixed income options are shown below. Variable income options, if applicable, have the same initial payment as the corresponding fixed option.

     Plan 1 -- Life Income with Period Certain. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at the same rate used in calculating Income Payments. "Discounted" means Life of Virginia will deduct the amount of interest each remaining payment would have earned had it not been paid out early. The discounted amounts will be paid in one sum to the payee's estate unless otherwise provided.

     Plan-2 -- Income for a Fixed Period. Equal periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest and the amount of any payment. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

     Plan 3 -- Income of a Definite Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If Fixed Income Payments are made under this plan, unpaid Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate; if the interest rate is increased, the payment period will be extended. If the payee dies, the amount of the remaining proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided.

     Plan 4 -- Interest Income. Periodic payments of interest earned from the proceeds left with Life of Virginia will be paid. Payments can be annual, semi-annual, quarterly, or monthly, and will begin at the end of the first period chosen. Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies, the amount of remaining proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided. This plan is not available under Qualified Policies.

     Plan 5 -- Joint Life and Survivor Income. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If Fixed Income Payments are made under this Plan, the guaranteed amount payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the survivor's estate unless otherwise provided.

                              FEDERAL TAX MATTERS

Introduction

  The following discussion is general in nature and is not intended as tax advice. The federal income tax consequences associated with the purchase of a Policy are complex, and the application of the pertinent tax rules to a particular person may vary according to facts peculiar to that person.

  This discussion is based on the law, regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

  This discussion does not address state or other local tax consequences associated with the purchase of a Policy. In addition, LIFE OF VIRGINIA MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Non-Qualified Policies

  Premium Payments. A purchaser of a Policy that does not qualify for the special tax treatment discussed below in connection with Policies used as individual retirement annuities or used with other qualified retirement plans may not deduct or exclude from gross income the amount of the premiums paid. In this discussion, such a Policy is called a "Non-Qualified Policy".

  Tax Deferral During Accumulation Period. In general, until distributions are made or deemed to be made from a Non-Qualified Policy (as discussed below), an Owner who is a natural person is not taxed on increases in the Account Value resulting from the investment experience of Account 4. However, this rule applies only if (1) the investments of Account 4 are "adequately diversified" in accordance with Treasury Department regulations, and (2) Life of Virginia, rather than the Owner, is considered the owner of the assets of Account 4 for federal tax purposes.

     (1) Diversification Requirements. Treasury Department regulations prescribe the manner in which the investments of a separate account such as Account 4 are to be "adequately diversified." Any failure of Account 4 to comply with the requirements of these regulations would cause each Owner to be taxable currently on the increase in the Account Value.

     Account 4, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury Department regulations. Although Life of Virginia does not control the investments of the Funds (other than the GE Investments Funds), it has entered into agreements regarding participation in the Funds which require the Funds to be operated in compliance with the requirements prescribed by the Treasury Department.

     (2) Ownership Treatment. In certain circumstances, variable contract owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owners' gross income annually as earned. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset [i.e. separate] account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

     The ownership rights under the Policy are similar to, but different in certain respects from, those addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Policy has the choice of more Funds to which to allocate premiums and Account Values, and may be able to reallocate more frequently, than in such rulings. These differences could result in an Owner being considered, under the standard of those rulings, the owner of the assets of Account 4. To ascertain the tax treatment of its Owners, Life of Virginia requested, with regard to a policy similar to this Policy, a ruling from the Service that it, and not its Owners, is the owner of the assets of Account 4 for federal income tax purposes. The Service informed Life of Virginia that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Because Life of Virginia does not know what standards will be set forth in regulations or revenue rulings which the Treasury Department has stated it expects to be issued, Life of Virginia has reserved the right to modify its practices to attempt to prevent the Owner from being considered the owner of the assets of Account 4. Frequently, if the Service or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the Service or the Treasury Department were to issue regulations or a ruling which treated an Owner as the owner of the assets of Account 4, that treatment might apply only on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an Owner might retroactively be determined to be the owner of the assets of Account 4.

  An Owner who is not a natural person -- that is, an entity such as a corporation or a trust -- generally is taxable currently on the annual increase in the Account Value of a Non-Qualified Policy, unless an exception to this general rule applies. Exceptions exist for, among other things, an Owner which is not a natural person but which holds the Policy as an agent for a natural person. The following discussion applies to Policies owned by natural persons.

  In addition, if the Policy's Maturity Date occurs at a time when the Annuitant is at an advanced age, such as over age 85, it is possible that the Owner will be taxable currently on the annual increase in the Account Value.

  Taxation of Partial and Full Surrenders. A distribution is made from a Non-Qualified Policy upon the Policy's partial or full surrender. Any amount so distributed upon a partial surrender is includible in income to the extent that the Account Value immediately before the partial surrender exceeds the "investment in the contract" at that time. The amount distributed upon a full surrender is includible in income to the extent that the Policy's Surrender Value exceeds the investment in the contract at the time of surrender. For these purposes, the investment in the contract at any time equals the total of the Premium Payments made for a Policy to that time, less any amounts previously received from the Policy which were not included in income.

  If an Owner transfers a Policy without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Account Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

  In addition, the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. As described elsewhere in this Prospectus, Life of Virginia imposes certain charges with respect to the Death Benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial surrender of the Policy.

  All non-qualified annuity contracts which are issued after October 21, 1988 by Life of Virginia or any of its affiliates with the same person designated as the Owner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

  The foregoing rules will apply to amounts distributed in connection with the Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement.

  Taxation of Annuity Payments. Amounts may be distributed from a Non-Qualified Policy as payments under one of the five optional payment plans. In the case of optional payment plans other than Plan 4 (Interest Income), typically a portion of each payment is includible in income when it is distributed. Normally, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount, in the case of Variable Income Payments under Plans 1 and 5, is the amount determined by dividing the "investment in the contract" allocated to that plan for the Policy when the payments begin to be made (as defined above), adjusted for any period-certain or refund feature, by the number of payments expected to be made (determined by Treasury Department regulations). Also, in the case of Fixed Income Payments under Plans 1, 2, 3, and 5, the exclusion amount is the amount determined by multiplying the payment by the ratio of such investment in the contract allocated to that plan, adjusted for any period-certain or refund feature, to the Policy's "expected return" (determined under Treasury Department regulations). However, payments which are received after the investment in the contract has been fully recovered -- i.e., after the sum of the excludable portions of the payments equal the investment in the contract -- will be fully includible in income. On the other hand, should the payments cease because of the death of the Annuitant before the investment in the contract has been fully recovered, the Annuitant (or, in certain cases, the Designated Beneficiary) is allowed a deduction for the unrecovered amount.

  If certain amounts such as the Death Benefit or Guaranteed Minimum Death Benefit become payable in a lump sum from a Policy, it is possible that such amounts might be viewed as constructively received and thus subject to tax, even though not actually received. A lump sum will not be constructively received if it is applied under an optional payment plan within 60 days after the date on which it becomes payable. (Any optional payment plan selected must comply with applicable minimum distribution requirements imposed by the Code.)

  In the case of Plan 4, the proceeds left with Life of Virginia are considered distributed for tax purposes at the time Plan 4 takes effect, and are taxed in the same manner as a full surrender of the Policy, as described above. The periodic interest payments are includible in the recipient's income when they are paid or made available. In addition, if amounts are applied under Plan 3 when the payee is at an advanced age, such as age 80 or older, it is possible that such amounts would be treated in a manner similar to that under Plan 4.

  Taxation of Systematic Withdrawals. In the case of Systematic Withdrawals, described on page 28, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy, as described above. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed before the Maturity Date from a Non-Qualified Policy because of the death of the Owner, a Joint Owner, or the Annuitant. Such Death Benefit Proceeds are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy, as described above (substituting the Death Benefit Proceeds for the Surrender Value), or (2) if distributed under an optional payment plan, they are taxed in the same manner as annuity payments, as described above.

  Penalty Tax on Premature Distributions. Subject to certain exceptions, a penalty tax is also imposed on the foregoing distributions from a Non-Qualified Policy, equal to 10 percent of the amount of the distribution that is includible in income. The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after the recipient attains age 59-1/2, (2) because the recipient has become disabled (as defined in the tax law), (3) on or after the death of the Owner, or if such Owner is not a natural person, on or after the death of the primary annuitant under the Policy (as defined in the tax law), or (4) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In the case of Systematic Withdrawals, it is uncertain whether such distributions will qualify for exception (4) above. If Systematic Withdrawals did qualify for this exception, any modification of the Systematic Withdrawals could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for exception (4) above.

  Assignments. An assignment or pledge of (or an agreement to assign or pledge) a Non-Qualified Policy is taxed in the same manner as a partial surrender, as described above, to the extent of the value of the Policy so assigned or pledged. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other amount in connection with the assignment or pledge (including its release).

Qualified Policies

  The following sections describe tax considerations of Policies used as Individual Retirement Annuities or other qualified retirement plans ("Qualified Policies"). Life of Virginia does not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers of Qualified Policies should therefore contact Life of Virginia's Home Office to ascertain the availability of Qualified Policies at any given time.

IRA Policies

  Premium Payments. A Policy that meets certain requirements set forth in the tax law may be used as an individual retirement annuity (i.e., an "IRA Policy"). Both the amount of the Premium Payments that may be paid, and the tax deduction that the Owner may claim for such Premium Payments, are limited under an IRA Policy.

  In general, the Premium Payments that may be made for any IRA Policy for any year are limited to the lesser of $2,000 or 100 percent of the individual's earned income for the year. Also, with respect to an individual who has less income than his or her spouse, Premium Payments may be made by that individual to an IRA Policy to the extent of the lesser of (1) $2,000, or (2) the sum of
(i) the compensation includible in such individual's gross income for the taxable year and (ii) the compensation includible in the gross income of the individual's spouse for the taxable year reduced by the amount allowed as a deduction for IRA contributions to such spouse. An excise tax is imposed on IRA contributions that exceed the law's limits.

  The deductible amount of the Premium Payments made for an IRA Policy for any taxable year is limited to the amount of the Premium Payments that may be paid for the Policy for that year. Furthermore, a single person who is an active participant in a qualified retirement plan (that is, a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, a "SIMPLE" retirement account, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $35,000 may not deduct Premium Payments, and such a person with adjusted gross income between $25,000 and $35,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $50,000 may not deduct Premium Payments, and those with adjusted gross income between $40,000 and $50,000 may deduct only a portion of such payments. Married persons filing separately may not deduct Premium Payments if either the taxpayer or the taxpayer's spouse is an active participant in a qualified retirement plan.

  In applying these and other rules applicable to an IRA Policy, all individual retirement accounts and annuities owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

  Tax Deferral During Accumulation Period. Until distributions are made from an IRA Policy, increases in the Account Value of the Policy are not taxed.

  IRA Policies generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that the Policy's Death Benefit provisions could be viewed as violating the prohibition on investment in life insurance contracts with the result that the policy would not be viewed as satisfying the requirements of an IRA Policy.

  Taxation of Distributions and Rollovers. If all Premium Payments made to an IRA Policy were deductible, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if nondeductible Premium Payments were made to an IRA Policy (within the limits allowed by the tax law), a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the nondeductible Premium Payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below) amounts may be "rolled over" from a qualified retirement plan to an IRA Policy (or from one individual retirement annuity or individual retirement account to an IRA Policy) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or individual retirement annuities may be rolled over.

  Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from an IRA Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from an IRA Policy generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from an IRA Policy. Under this requirement, distributions of minimum amounts from an IRA Policy as specified in the tax law must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70-1/2, or when he or she retires, whichever is later. Further, after 1988, such distributions generally must begin by April 1 of the calendar year in which the employee attains age 70-1/2 regardless of whether he or she has retired.

Simplified Employee Pension Plans

  An employer may use a Policy to establish for an employee an individual retirement annuity plan known as a "simplified employee pension plan" (or "SEP"), if certain requirements set forth in the tax law are satisfied. Premium Payments may be made into a Policy used in a SEP generally in accordance with the rules applicable to individual retirement annuities, though with expanded contribution limits. Such payments are deductible by the employer and are not includible in the income of the employee. The taxation of distributed amounts generally follows the rules applicable to individual retirement annuities. As discussed above (see IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SEP IRAs). Employers intending to use the Policy in connection with a SEP should seek competent tax advice.

SIMPLE IRAs

  Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the Policy in connection with a SIMPLE retirement account should seek competent tax advice.

Section 403(b) Annuities

  Premium Payments. Premiums paid for a Policy on behalf of an employee by a public educational institution or certain other tax-exempt employers are not included in the employee's income if the Policy meets certain requirements set forth in the tax law. There are a number of limitations on contributions to a "Section 403(b) Policy". For example, Premium Payments made as elective deferrals through a salary reduction agreement with an employee generally are limited to $9,500 per year (or, if greater, $7,000 per year as adjusted by the Service for cost of living increases). (Note that contributions to certain other qualified retirement plans, such as Section 401(k) plans or to SEP plans, by the Owner may reduce these limits on elective deferrals.) Other limitations may be more restrictive.

  In applying these and other rules applicable to a Section 403(b) Policy, that Policy and all similar contracts purchased by the same employer for the same employee are treated as one contract.

  Tax Deferral During Accumulation Period. Until distributions are made from a Section 403(b) Policy, increases in the Account Value are not taxed.

  Purchasers should consider that the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.

  Taxation of Distributions and Rollovers. If no portion of the premiums paid into a Section 403(b) Policy were includible in the employee's income, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if Premium Payments were made to a Section 403(b) Policy which were includible in the employee's income, a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the Premium Payments made into the Policy which were not excluded from income as of the time the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be rolled over from a Section 403(b) Policy (or similarly qualifying contract) to another Section 403(b) Policy (or similarly qualifying contract) or to an individual retirement account or individual retirement annuity without incurring tax if certain conditions are met. Only certain types of distributions may be rolled over.

  Beginning in 1989, a Section 403(b) Policy is required to prohibit distributions of amounts attributable to elective deferrals and earnings thereon (made under a salary reduction agreement) prior to age 59-1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) may nonetheless be permitted in the case of hardship.

  Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from a Section 403(b) Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from a Section 403(b) Policy generally are excludable from income, although various withholding requirements may nonetheless apply to such amounts, as discussed below). The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59-1/2, (2) on or after death or because of disability (as defined in the tax law), (3) as part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary (as defined in the tax law), or (4) after separation from service after attainment of age 55.

  In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from a Section 403(b) Policy. Under this requirement, distributions of minimum amounts specified by the tax law must generally commence by April 1 of the calendar year following the calendar year in which the employee attains age 70-1/2, or when he or she retires, whichever is later.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

  Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Policy purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Policies in connection with such plans should seek competent tax advice.

Other Qualified Retirement Plans

  Premium Payments. Premium Payments made by an employer for a Policy used in connection with a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code are deductible by the employer within certain limits. Such payments are also excludable from the income of the employee within certain limits.

  Tax Deferral and Taxation of Distributions. The deferral of taxation on Account Value increases and the tax treatment of distributed amounts (including the penalty tax) described above in the case of IRA Policies and Section 403(b) Policies generally applies with respect to amounts held under or distributed from Policies used in connection with other qualified retirement plans. For Policies and amounts distributed therefrom to be eligible for such treatment, certain requirements specified in the tax law must be satisfied.

  The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the cost of providing such benefits may be currently includible in income.

Legal and Tax Advice for Qualified Plans

  The requirements of the tax law applicable to qualified retirement plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a Policy to be used in connection with any such plan should seek competent legal and tax advice regarding the suitability of the Policy for the situation involved, the applicable requirements, and the treatment of the rights and benefits under a Policy so used.

Direct Rollover and Mandatory Withholding Requirements

  If a Policy is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a Section 403(b) Policy, any "eligible rollover distribution" from the Policy will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for the life or a specified period of 10 years or more). Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution received from the Policy. Unlike withholding on certain other amounts distributed from the Policy, discussed below, the recipient cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the plan participant elects to have it directly transferred to certain qualified retirement plans. Prior to receiving an eligible rollover distribution, the plan participant will receive notice (from the plan administrator or Life of Virginia) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20 percent withholding by electing a direct transfer.

Federal Income Tax Withholding

  Amounts distributed from a Policy, to the extent includible in income under the federal tax laws, are subject to federal income tax withholding. Life of Virginia will withhold and remit a portion of such amounts to the U.S. Government unless properly notified by the Owner or other payee, at or before the time of the distribution, that he or she chooses not to have any amounts withheld. In some instances, however, Life of Virginia may be required to withhold amounts. (See the discussion above regarding withholding requirements applicable to distributions from various qualified retirement plans including
Section 403(b) policies.)

                               GENERAL PROVISIONS

The Owner

  The Owner or Joint Owners are designated in the policy. (Joint Owners own the Policy equally with the right of survivorship.) The Owner or Joint Owners may exercise all of the rights and privileges under the Policy, subject to the rights of any beneficiary named irrevocably, and any assignee under an assignment filed with Life of Virginia. Disposition of the Policy is subject to the Policy's death provisions (see Death Provisions). If the Owner dies before the Annuitant, the Designated Beneficiary will become the sole owner of the Policy following such a death, subject to the distribution rules in the Policy's death provisions. If the Owner does not name a Joint Owner or a Primary Beneficiary or Contingent Beneficiary, or if a Joint Owner or Primary Beneficiary or Contingent Beneficiary is not living (or in existence for purposes of non-natural designations) at the Owner's death, ownership will pass to the Owner's estate. The Designated Beneficiary, for purposes of the required distribution rules of Section 72(s) of the Code, will receive the required distribution if the Owner dies prior to the Maturity Date. The required distribution is more fully described in Death Provisions.

The Annuitant

  The Policy names the Owner or someone else as the Annuitant. A Contingent Annuitant also may be named. If no Contingent Annuitant has been named, the Owner shall be treated as the Contingent Annuitant at the death of the Annuitant. Life of Virginia reserves the right to restrict the election of the Contingent Annuitant to conform to its administrative procedures and within the restrictions of federal and state law. At the death of the Annuitant prior to the Maturity Date, the Contingent Annuitant, if any, may become the Annuitant in certain circumstances (see Death Provisions).

The Beneficiary

  One or more Primary and Contingent Beneficiary(ies) may be designated by the Owner in an application or in a written request. If changed, the Primary Beneficiary or Contingent Beneficiary is as shown in the latest change filed with Life of Virginia.

Changes By the Owner

  Prior to the Maturity Date and during the Annuitant's life, the Owner or Joint Owner may be changed by written request to the Home Office if this right is reserved. Such changes may give rise to taxable income and a 10% penalty tax. (See Taxation of Partial and Full Surrenders.) The Primary Beneficiary, Contingent Beneficiary and Contingent Annuitant may also be changed if this right is reserved.

  To make a change, a written request must be sent to Life of Virginia at its Home Office. The request and the change must be in a form satisfactory to Life of Virginia and must actually be received by the Company. The change will take effect as of the date the request is signed by the Owner. The change will be subject to any payment made before the change is recorded by Life of Virginia.

Evidence of Death, Age, Sex or Survival

  Life of Virginia will require proof of death before it acts on Policy provisions relating to the death of the Owner or other person(s). Life of Virginia may also require proof of the age, sex or survival of any person or persons before acting on any applicable Policy provision.

Joint Policy

  The Policy may be purchased as a Joint Policy. In making this selection, the Owner must name an Annuitant and Contingent Annuitant. The Owner must also relinquish any right to change the Contingent Annuitant. An additional Contingent Annuitant may not be named if the Annuitant or Contingent Annuitant dies before the Maturity Date.

  Under a Joint Policy, if both the Annuitant and Contingent Annuitant are alive at the Maturity Date, proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 5, Joint Life and Survivor Income, using the sexes, if permitted, and ages nearest birthday of the Annuitant and Contingent Annuitant. If only one is surviving at the Maturity Date, then proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 1, Life Income with 10 Years Certain, using the sex, if permitted, and settlement age of such survivor.

Payment under the Policies

  Life of Virginia will usually pay any amounts payable as a result of full or partial surrender within seven days after it receives a written request at its Home Office in a form satisfactory to it. Life of Virginia will usually pay any Death Benefit within seven days after it receives Due Proof of Death. Amounts payable as a result of full or partial surrender, death of the Annuitant or the Maturity Date may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; or (ii) the Commission by order permits postponement for the protection of Owners; or (iii) an emergency exists, as determined by the Commission, as the result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Account 4.

  Payments under a Policy which are derived from any amount paid to Life of Virginia by check or draft may be postponed until such time as Life of Virginia is satisfied that the check or draft has cleared the bank upon which it is drawn.

  If, at the time the Owner makes a full or partial surrender request, he or she has not provided Life of Virginia with a written election not to have federal income taxes withheld, Life of Virginia must by law withhold such taxes and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty will be imposed on certain early surrenders. (See Federal Tax Matters.)

  Any Death Benefit proceeds that are paid in one lump sum will include interest from the date of receipt of Due Proof of Death to the date of payment. Interest will be paid at a rate set by Life of Virginia, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by applicable law.

                          DISTRIBUTION OF THE POLICIES

  The Policies will be sold by individuals who, in addition to being licensed to sell variable annuity policies for Life of Virginia, are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Virginia corporation located at 6610 W. Broad St., Richmond, Virginia 23230. Forth Financial Securities Corporation is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia. However, no amounts have been retained by Capital Brokerage Corporation for acting as principal underwriter of the Life of Virginia policies.

  Writing agents of Life of Virginia will receive commissions based on a commission schedule and rules. Commissions depend on the premiums paid. The agent will receive a commission of 3% of the initial premium paid and any Additional Premium Payments.

  Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of Life of Virginia receives compensation which may be based in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of Life of Virginia.

                           VOTING RIGHTS AND REPORTS

  To the extent required by law, Life of Virginia will vote the Funds' shares held in Account 4 at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in Account 4. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, Life of Virginia determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

  Before Income Payments begin, the Owner exercises the voting rights under the Policy. After Income Payments begin, the person receiving the Income Payments has the voting interests. Before Income Payments begin, the number of votes which each Owner has the right to instruct will be determined for a portfolio by dividing a Policy's Account Value in the subdivision investing in that portfolio by the net asset value per share of the portfolio. Fractional shares will be counted. After Income Payments begin, the number of votes after the first Income Payment is received will be determined by dividing the reserve for such Policy allocated to the Investment Subdivision by the net asset value per share of the corresponding portfolio. After Income Payments begin, the reserves attributable to a Policy decrease as the reserves allocated to the Investment Subdivision decrease. Fractional shares will be counted.

  The number of votes which the Owner has the right to instruct will be determined as of the date coincident with the date established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

  The Funds serve as investment vehicles for variable life insurance policies sold by Life of Virginia as well as for other variable life insurance and variable annuity policies sold by insurers other than Life of Virginia and funded through other separate investment accounts. Persons owning all such other policies as well as the persons receiving income payments under all such other policies will enjoy similar voting rights. Life of Virginia will vote Fund shares held in Account 4 as to which no timely instructions are received, and Fund shares held in Account 4 that it owns as a consequence of accrued charges under the Policies and other variable annuity policies supported by Account 4, in proportion to the voting instructions which are received with respect to all policies funded through Account 4. Each person having a voting interest will receive proxy materials, reports and other materials relating to the appropriate portfolio.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which Account 4 is a party or to which the assets of the Account are subject. Neither Life of Virginia nor Capital Brokerage Corporation is involved in any litigation that is of material importance in relation to its total assets or that refers to Account 4.

Year 2000 Compliance

  Like all financial services providers, Life of Virginia utilizes systems that may be affected by Year 2000 transition issues and relies on service providers, including banks, custodians, administrators, investment managers that also may be affected. Life of Virginia has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Life of Virginia and Account 4. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Life of Virginia currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that Life of Virginia will be successful, or that interaction with other service providers will not impair Life of Virginia's services at that time.

                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                                                                          Page
                                                                                                                          ----

The Life Insurance Company of Virginia......................................................................................
The Policies................................................................................................................
  Transfer of Annuity Units.................................................................................................
  Net Investment Factor.....................................................................................................
Termination of Participation Agreements.....................................................................................
Calculation of Performance Data.............................................................................................
  Money Market Investment Subdivisions......................................................................................
  Other Investment Subdivisions.............................................................................................
Federal Tax Matters..........................................................................................................
  Taxation of Life of Virginia...............................................................................................
  IRS Required Distributions.................................................................................................
General Provisions..........................................................................................................
  Using the Policies as Collateral..........................................................................................
  Non-Participating.........................................................................................................
  Misstatement of Age or Sex................................................................................................
  Incontestability..........................................................................................................
  Annual Statement..........................................................................................................
  Written Notice............................................................................................................
Distribution of the Policies................................................................................................
Legal Developments Regarding Employment-Related Benefit Plans...............................................................
Additions, Deletions, or Substitutions......................................................................................
State Regulation of Life of Virginia........................................................................................
Legal Matters...............................................................................................................
Experts.....................................................................................................................
Change in Auditors..........................................................................................................
Financial Statements........................................................................................................

                               Dated May 1, 1998
                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

                            SUPPLEMENT TO PROSPECTUS
                              DATED _______________
                     FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                                 Form P1143 4/94

General Information

  Contributions and/or transfers to a Guarantee Account, as described below, become part of the General Account of Life of Virginia. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject to the provisions of the 1933 Act or the 1940 Act, and the information in this supplement has not been reviewed by the staff of the Securities and Exchange Commission. Disclosure regarding a Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Guarantee Account

  The Owner may allocate premium payments to the Guarantee Account(s) or transfer amounts between the Guarantee Account(s) and the Investment Subdivisions of Account 4. Upon maturity or surrender of the Policy, any amount in a Guarantee Account is added to the Account Value in Account 4, and, after deduction of any applicable surrender charge, is paid in a lump sum, or applied under an optional payment plan (See Income payments).

  Amounts allocated or transferred to a Guarantee Account earn interest at the interest rate in effect for that Guarantee Account at the time of such allocation. Each period for which a particular interest rate is guaranteed with respect to a particular allocation is the interest rate guarantee period. With respect to each amount allocated, the interest rate in effect at the time of the allocation will be credited from the date of the allocation to the end of the interest rate guarantee period, unless transferred out earlier pursuant to participation in or termination of a Dollar-Cost Averaging program. At the end of the interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for any remaining portion of that particular allocation. Life of Virginia currently offers more than one choice of interest rate guarantee periods.

  The guaranteed minimum interest rate for allocations to a Guarantee Account is either 3.00% or 4.00% per year, as disclosed in the Guarantee Account rider(s) attached to your Policy. A higher rate of interest may be credited, and Life of Virginia reserves the right to credit bonus interest to initial premium or additional premium allocated to a Guarantee Account participating in a Dollar-Cost Averaging program. Any interest in excess of the guaranteed interest rate will be determined at the sole discretion of Life of Virginia. Life of Virginia has no obligation to credit interest in excess of the guaranteed minimum interest rate.

Charges

  The Mortality and Expense Risk and Administrative Expense charges are not deducted from the Guarantee Account(s). Such charges are borne solely by the Separate Account. The Annual Policy Maintenance Charge and the Annual Death Benefit Charge, if applicable, will be deducted from the Guarantee Account(s) if there is no account value in the Separate Account. If there is insufficient account value in the Separate Account at the time the charges are deducted, the excess of these charges over the amount deducted from the Separate Account will be deducted from the Guarantee Account(s). (See Policy Maintenance Charge).

  Surrender charges apply to account values allocated to a Guarantee Account in the same manner in which these charges apply to account values allocated to the Separate Account.

Transfers

  The Owner may transfer amounts between a Guarantee Account and the available Investment Subdivisions of Account 4. Transfers will be effective on the date the Owner's transfer request is received by Life of Virginia. With respect to transfers between a Guarantee Account and the available Investment Subdivisions, the following restrictions may be imposed:

     Transfers from any particular allocation to a Guarantee Account to an Investment Subdivision may be made only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. Life of Virginia may limit the amount which may be transferred to the Investment Subdivisions. For any particular allocation to a Guarantee Account, the limited amount will not be less than
     (a) any accrued interest on that allocation, plus (b) 25% of the original amount of that allocation.

     No transfers from an Investment Subdivision to a Guarantee Account may be made during the six month period following the transfer of any amount from a Guarantee Account to any Investment Subdivision.

  In all other respects, the rules and charges applicable to transfers between the available Investment Subdivisions of Account 4 will apply to transfers involving a Guarantee Account.

Dollar-Cost Averaging

  As an alternative to the Dollar-Cost Averaging program described in the prospectus (see "Dollar-Cost Averaging"), Owners may elect to have Life of Virginia automatically transfer specified amounts from a Guarantee Account to any available Investment Subdivision on a monthly or quarterly basis. To make the election, Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement. Money may be allocated to a Guarantee Account as an initial or additional premium or in the form of a transfer of Account Value from one or more Investment Subdivisions. Such allocations must comply with all applicable minimum amount and percentage requirements (see "Purchasing the Policies" and "Allocation of Premium Payments") as well as the rules applicable to transfers to the Guarantee Account(s). Apart from automatic transfers under a Dollar-Cost Averaging program, all rules regarding transfers from the Guarantee Account(s) will apply.

  Owners may designate the amount allocated to a Guarantee Account that is subject to the Dollar-Cost Averaging program. Life of Virginia reserves the right to limit the minimum amount of each automatic transfer to 10% per month of the amount so designated. Each automatic transfer, as described above, will be made on a first-in first-out basis until the entire value of the designated amount in a Guarantee Account is depleted. Prior to that time, an Owner may discontinue such automatic transfers by sending Life of Virginia written notice.

  Life of Virginia reserves the right to transfer any remaining portion of an allocation used for Dollar-Cost Averaging to a Guarantee Account with a new one year interest rate guarantee period upon termination of the Dollar-Cost Averaging program for that allocation. Life of Virginia also reserves the right to discontinue or modify this alternative Dollar-Cost Averaging program at any time for any reason on 30 days written notice to the Owner.

Surrenders

  Surrenders may be made from the Guarantee Account(s) in addition to the Account 4. (See "Distributions Under the Policy.") If a partial surrender is requested, the Owner may specify the Guarantee Account(s) from which the deduction should be made. If no Guarantee Account is specified, the amount of the partial surrender will be deducted first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. Any amount remaining will be deducted from the Guarantee Account(s). Deductions from the Guarantee Account(s) will be taken from the amounts (including interest credited to such amounts) which have been in the Guarantee Account(s) for the longest period of time.

Deferral of Payment

  Life of Virginia may defer payment of any amount from the Guarantee Account(s) for up to six months. Payment will not be deferred if applicable law requires earlier payment, or if the amount payable is to be used to pay premiums on policies in force with Life of Virginia.

      THE GUARANTEE ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS

                             Dated ________________
                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               SEPARATE ACCOUNT 4


                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                 FORM P1143 4/94


                                   OFFERED BY
                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                         (A Virginia Stock Corporation)
                              6610 W. Broad Street
                            Richmond, Virginia 23230

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by The Life Insurance Company of Virginia. You may obtain a copy of the Prospectus dated __________ by calling (800) 352-9910, or writing to The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, Virginia 23230. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                    NOT A PROSPECTUS AND SHOULD BE READ ONLY
               IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


Dated __________

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                          Page
                                                                                                                          ----

The Life Insurance Company of Virginia......................................................................................

The Policies................................................................................................................
  Transfer of Annuity Units.................................................................................................
  Net Investment Factor.....................................................................................................

Termination of Participation Agreements.....................................................................................

Calculation of Performance Date.............................................................................................
  Money Market Investment Subdivisions......................................................................................
  Other Investment Subdivisions.............................................................................................

Federal Tax Matters..........................................................................................................
  Taxation of Life of Virginia...............................................................................................
  IRS Required Distributions................................................................................................

General Provisions..........................................................................................................
  Using the Policies as Collateral..........................................................................................
  Non-Participating.........................................................................................................
  Misstatement of Age or Sex................................................................................................
  Incontestability..........................................................................................................
  Annual Statement..........................................................................................................
  Written Notice............................................................................................................

Distribution of the Policies................................................................................................

Legal Developments Regarding Employment-Related Benefit Plans...............................................................

Additions, Deletions, or Substitutions of Investments.......................................................................

State Regulation of Life of Virginia........................................................................................

Legal Matters...............................................................................................................

Experts.....................................................................................................................

Change in Auditors..........................................................................................................

Financial Statements........................................................................................................

                     THE LIFE INSURANCE COMPANY OF VIRGINIA

  The Life Insurance Company of Virginia ("Life of Virginia") has operated as a stock life insurance company since March 21, 1871 under a charter granted by the Commonwealth of Virginia and has done business continuously since that time as "The Life Insurance Company of Virginia."

  Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance, Inc. are indirectly, wholly-owned subsidiaries of GE Capital. GE Capital is a diversified financial services company. GE Capital's subsidiaries consist of commercial and industrial specialized, mid-market and indirect consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment.

  GNA Corporation indirectly owns the stock of Capital Brokerage Corporation (a broker/dealer registered with the Commission, which acts as principal underwriter for the Policies).

                                  THE POLICIES

Transfer of Annuity Units

  Upon the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivision in which they are currently held. However, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The amount of the increase in the number of Annuity Units for the Investment Subdivision to which the transfer is made is (a) times (b) divided by (c) where: (a) is the number of Annuity Units for the Investment Subdivision in which the Annuity Units are currently held; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

  If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, Life of Virginia will transfer the amount remaining in addition to the amount requested. Life of Virginia will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer.

Net Investment Factor

  The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by Life of Virginia as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and 0.15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The value of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                     TERMINATION OF PARTICIPATION AGREEMENTS

  The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

  Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at Life of Virginia's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at Life of Virginia's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that Life of Virginia has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of Life of Virginia if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if Life of Virginia decides to make another mutual fund available as a funding vehicle for its policies.

  Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

  Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

  Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

  The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  GE Investments Funds, Inc. has entered into a Stock Sale Agreement with Life of Virginia pursuant to which the Fund sells its shares to Separate Account 4.

                        CALCULATION OF PERFORMANCE DATA

  From time to time, Life of Virginia may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

  The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium based on the rules of the state in which the Policy is sold.

"Money Market" Investment Subdivisions

  From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, annual death benefit charge and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value on the first day of the seven-day period.

  The current yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1997 were:

  GE Investments Funds, Inc.                              %

  The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value for the first day of the seven-day period.

  The effective yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending December 31, 1997 were:

  GE Investments Funds, Inc.                               %

  The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

  Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the GMDB and GMTB riders.

Other Investment Subdivisions

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect.

  Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

  1. Life of Virginia calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

  4.        Total return does not consider the GMDB, OBD and GMIB charges.

  5. Total return will then be calculated according to the following formula:

  TR =      (ERV/P)1/N - 1

  where:

  TR = the average annual total return for the period.

  ERV =       the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P = a hypothetical single investment of $1,000.

  N = the duration of the period (in years).

1. Total Return for the currently available Investment Subdivisions is as follows:


                                                     For the 1-year        For the 5-year         From the Date
                                                      period ended          period ended         of Inception to          Date of
    Subdivision                                         12/31/97              12/31/97              12/31/97             Inception

VIPF

Equity-Income                                                                                                             05/02/88
Overseas                                                                                                                  05/02/88
Growth                                                                                                                    05/02/88

VIPF II

Asset Manager                                                                                                             10/01/89
Contrafund                                                                                                                01/04/95

VIPF III

Growth and Income                                                                                                         05/01/97
Growth Opportunities                                                                                                      05/01/97

GE Investments Funds, Inc.

Government Securities                                                                                                     05/02/88
S&P 500 Index                                                                                                             05/02/88
Total Return                                                                                                              05/02/88
International Equity                                                                                                      05/01/95
Real Estate Securities                                                                                                    05/01/95
Global Income                                                                                                             05/01/97
Value Equity                                                                                                              05/01/97

Oppenheimer Variable Account Funds

Multiple Strategies                                                                                                       05/02/88
Capital Appreciation                                                                                                      05/02/88
Growth                                                                                                                    05/02/88
High Income                                                                                                               05/02/88
Bond                                                                                                                      05/02/88

Janus Aspen Series

Growth                                                                                                                    09/13/93
Aggressive Growth                                                                                                         09/13/93
Worldwide Growth                                                                                                          09/13/93
International Growth
Balanced                                                                                                                   0/02/95
Flexible Income                                                                                                           10/02/95
Capital Appreciation                                                                                                      05/01/97

Federated Insurance Series

High Income Bond II                                                                                                       01/04/95
Utility II                                                                                                                01/04/95
American Leaders II                                                                                                       01/04/95

The Alger American Fund

Alger American Growth                                                                                                      0/02/95
Alger American Small Capitalization                                                                                        0/02/95

PBHG Insurance Series Fund, Inc.

Growth II                                                                                                                 05/01/97
Large Cap Growth                                                                                                          05/01/97


The Funds have provided the price information for the Portfolios, including the Portfolio price information used to calculate the total returns of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., and Advisers Management Trust are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of the figures provided by these nonaffiliated Funds, Life of Virginia has not independently verified such information.

Other Performance Data

  Life of Virginia may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =                                              (ERV/P) - 1

  where:

  CTR =                                              the cumulative total return
                                                     for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =                                                a hypothetical single
                                                     investment of $1,000.

  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

  Life of Virginia may also disclose yield, standard total return, and non-standard total return for the Investment Subdivisions, including such disclosure for periods prior to the date of inception of Account 4. For such periods, performance data for the Investment Subdivisions will be calculated based on the performance of the corresponding investment portfolios of the Funds and the assumption that the Investment Subdivisions were in existence for the same periods as those indicated for the investment portfolios, with the level of Account 4 and Policy charges that are currently in effect.

                              FEDERAL TAX MATTERS

Taxation of Life of Virginia

  Life of Virginia does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. Life of Virginia will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if Life of Virginia believes that it may incur federal income taxes. This might become necessary if the tax treatment of Life of Virginia is ultimately determined to be other than what Life of Virginia currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in Life of Virginia's tax status. In the event that Life of Virginia should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

  Life of Virginia may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which Life of Virginia currently imposes a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

  In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Life of Virginia intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.

                               GENERAL PROVISIONS

Using the Policies as Collateral

  A Non-Qualified Policy can be assigned as collateral security. Life of Virginia must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at Life of Virginia's Home Office will not be affected. Life of Virginia is not responsible for the validity of an assignment. An Owner's rights and the rights of a Beneficiary may be affected by an assignment.

  A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

Non-Participating

  The Policy is non-participating.  No dividends are payable.

Misstatement of Age or Sex

  If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

  Life of Virginia will not contest the Policy.

Statement of Values

  At least once each year, Life of Virginia will send the Owner a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

  Any written notice should be sent to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

  Life of Virginia will send all notices to the Owner at the last known address on file with the company.

                          DISTRIBUTION OF THE POLICIES

  Capital Brokerage Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is member of the National Association of Securities Dealers, Inc.

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with Capital Brokerage Corporation. The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, Life of Virginia does reserve the right to discontinue the offering of the Policies.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

             ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

  Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Account 4, Life of Virginia reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio or of another open-end, registered investment company. Life of Virginia will not substitute any shares attributable to an Owner's Account Value in Account 4 without notice and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent Account 4 from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by Owners.

  Life of Virginia also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established when, in the sole discretion of Life of Virginia, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Owners on a basis to be determined by Life of Virginia. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

  In the event of any such substitution or change, Life of Virginia may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, Life of Virginia may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                      STATE REGULATION OF LIFE OF VIRGINIA

  Life of Virginia, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. An annual statement is filed with the Virginia Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Life of Virginia as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Life of Virginia and Account 4 and certifies their adequacy, and a full examination of Life of Virginia's operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia at least once every five years.

  In addition, Life of Virginia is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, Life of Virginia is licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

  Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus. J. Neil McMurdie, Associate Counsel and Assistant Vice President of Life of Virginia, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and Life of Virginia's right to issue the Policies under Virginia insurance law.

                                    EXPERTS

KPMG Peat Marwick LLP

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries as of December 31, 1996 and for the nine months ended December 31, 1996 and the preacquisition three month period ended March 31, 1996 and the financial statements of Life of Virginia Separate Account 4 as of December 31, 1996 and year or periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP

    The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries at December 31, 1995 and for each of the two years in the period ended December 31, 1995 and the statements of operations and statements of changes in net assets of Life of Virginia Separate Account 4 for each of the two years or periods ended December 31, 1995, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               CHANGE IN AUDITORS

  Subsequent to the acquisition of Life of Virginia by GNA Corporation on April 1, 1996, Life of Virginia selected KPMG Peat Marwick LLP to be its auditor. Accordingly, Life of Virginia's principal auditors has changed for the year ending December 31, 1996, from Ernst & Young LLP, to KPMG Peat Marwick LLP. The former auditors were dismissed and KPMG Peat Marwick LLP was retained because KPMG Peat Marwick LLP is the auditor for GE Capital, GNA Corporation's parent. This change of auditors was approved by the members of Life of Virginia's Board of Directors.

  Neither KPMG Peat Marwick LLP nor Ernst & Young LLP's reports on the financial statements contains any adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles. Furthermore, there were no disagreements with either on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused them to make reference to the subject matter of the disagreement in connection with their reports.

                              FINANCIAL STATEMENTS

  This Statement of Additional Information contains financial statements for Life of Virginia Separate Account 4 as of December 31, 1997, and for each of the three years in the period then ended.

  The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries included herein should be distinguished from the financial statements of Account 4 and should be considered only as bearing on the ability of Life of Virginia to meet its obligations under the Policy.

  Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries should not be considered as bearing on the investment performance of the assets held in Account 4.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

     (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4. 1/

     (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the elimination of investment subdivisions of Separate Accounts II, III and 4 which invest in shares of the American Life/Annuity Series. 1/

     (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust. 1/

     (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the investment of $300,000 in the N&B Balanced Portfolio of Neuberger & Berman's Advisers Management Trust. 1/

     (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio and the Limited Maturity Bond Portfolio of the Neuberger & Berman Advisers Management Trust.1/

     (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series. 4/

     (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds. 4/

     (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of three additional investment subdivisions of Separate Account 4, investing in shares of the Utility Fund and Corporate Bond Fund of the Insurance Management Series, and the Contrafund Portfolio of the Variable Insurance Products Fund II. 6/

     (1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund. 7/

     (1)(j) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Growth Portfolio and Flexible Income Portfolio of the Janus Aspen Series. 8/

     (1)(k) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. 9/

     (1)(l) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twelve additional investment subdivisions of Separate Account 4, investing in shares of the Growth & Income Portfolio and Growth opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. 11/

     (1)(m) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series. 11/

     (2).         Not Applicable.

     (3)(a) Underwriting Agreement between The Life Insurance Company of Virginia and Forth Financial Securities Corporation 1/

          (i) Underwriting Agreement dated April 2, 1996 between The Life Insurance Company of Virginia and Forth Financial Securities Corporation.9/

       (b)        Dealer Sales Agreement.1/

     (4)(a)       Form of Policy.
          (i)     Original Form of Policy. 4/

       (b)        Endorsements to Policy.
          (i)     IRA Endorsement  1/
          (ii)    Pension Endorsement 1/
          (iii)   Section 403(b) Endorsement 1/
          (iv)    Guaranteed Minimum Death Benefit Rider 5/
          (v)     Optional Death Benefit at Death of Annuitant Endorsement 11/
          (vi)    Guaranteed Minimum Income Benefit Rider

     (5)(a)       Form of Application. 1/

     (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia. 1/

       (b)        By-Laws of The Life Insurance Company of Virginia. 1/

     (7)          Not Applicable.

     (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc. 1/

       (b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 1/

       (b)(i) Amendment to Participation Agreement Referencing Policy Form Numbers. 1/

       (b)(ii) Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

       (b)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

       (c) Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

       (c)(i) Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 1/

       (d) Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

       (d)(i) Addendum to Sales Agreement between Advisers Management Trust and The Life Insurance Company of Virginia. 1/

       (d)(ii) Assignment and Modification Agreement between Neuberger and Berman Advisers Management Trust and The Life Insurance Company of Virginia. 9/

       (e) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 1/

       (f) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia. 4/

       (g) Participation Agreement between Insurance Management Series, Federated Securities Corp., and The Life Insurance Company of Virginia. 6/

       (h) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. 8/

       (i) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. 11/

       (j) Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia. 11/

     (9)          Opinion and Consent of Counsel.12/

     (10)(a)      Consent of Counsel.12/

        (b)       Consent of Independent Auditors.12/

     (11)         Not Applicable.

     (12)         Not Applicable.

     (13)         Schedule showing computation for Performance Data 5/

     (14)(a)      Power of Attorney 3/

        (b)       Power of Attorney dated April 2, 1996. 9/

        (c)       Power of Attorney dated April 16, 1997.11/

                   --------------------------

1/ Incorporated herein by reference to post-effective amendment number 8 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 24, 1992.

2/ Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on March 2, 1993.

3/ Incorporated herein by reference to post-effective amendment number 10 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on April 29, 1993.

4/ Incorporated herein by reference to initial Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 11, 1994.

5/ Incorporated herein by reference to pre-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 14, 1994.

6/ Incorporated herein by reference to post-effective amendment number 1 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on January 3, 1995.

7/ Incorporated herein by reference to post-effective amendment number 2 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 28, 1995.

8/ Incorporated herein by reference to post-effective amendment number 3 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.

9/ Incorporated herein by reference to post-effective amendment number 4 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.

10/ Incorporated herein by reference to post-effective amendment number 6 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.

11/ Incorporated herein by reference to post-effective amendment number 7 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.

12/ To be Added by Post-Effective Amendment in April, 1998

Item 25.  Directors and Officers of Life of Virginia


         Name and Principal                         Positions and Offices
         Business Address                           with Depositor

         Ronald V. Dolan*                           Director and Chairman of the Board

         Selwyn L. Flournoy, Jr.*                   Director and Senior Vice President

         Linda L. Lanam*                            Director and Senior Vice President

         Robert D. Chinn*                           Director and Senior Vice President - Agency

         Elliot Rosenthal                           Senior Vice President - Investment Products

         Victor C. Moses                            Director

         Geoffrey S. Stiff                          Director

-------------------------------------------------------------------------------
  The principal business address of each person listed, unless otherwise indicated, is The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, VA 23230.

  The address for Mr. Dolan is First Colony Life Insurance Company, 700 Main Street, Lynchburg, VA 24505

  The principal business address for Mr. Moses and Mr. Stiff is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101

 *Messrs. Dolan, Flournoy, Chinn, and Ms. Lanam are members of the Executive Committee of the Board of Directors of Life of Virginia.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

  The Depositor, The Life Insurance Company of Virginia, is an indirectly, wholly-owned subsidiary of GNA Corporation. GNA Corporation is a wholly-owned subsidiary of General Electric Capital Corporation. The Registrant, Life of Virginia Separate Account 4, is a segregated asset account of Life of Virginia. Previously, Life of Virginia was an indirectly, wholly-owned subsidiary of Aon Corporation, an affiliate of Aon Advisors.

Item 27.  Number of Policyowners

  For the period ended April 1, 1998, there were ________ Policyowners.

Item 28.  Indemnification

  Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Section 5 of the By-Laws of Life of Virginia further provides that:

  (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

  (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

  (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

  (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

  (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

  (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

  (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                            *          *          *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through Life of Virginia Separate Accounts I, II, III and V.


  (b)    Name and Principal                                            Positions and Offices
         Business Address*                                             with Underwriter

         Scott R. Reeks                                                Director, President, Treasurer and Compliance Officer

         Linda L. Lanam                                                Secretary

         William E. Daner, Jr.                                         General Counsel & Director

         Robert D. Chinn                                               Director

         John L. Knowles                                               Director


* The principal business address of all listed above is 6610 West Broad Street, Richmond, Virginia 23261.

Item 30.  Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Life of Virginia at its executive offices.

Item 31.  Management Services

  All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Life of Virginia at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO RULE 6c-7

  Life of Virginia offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, Life of Virginia and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) REPRESENTATIONS


  Life of Virginia represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

  Life of Virginia hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Life of Virginia.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the _________________________..


                  Life of Virginia Separate Account 4
                  -----------------------------------
                      (Registrant)

  By:__________________________________________
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     The Life Insurance Company of Virginia

                  The Life Insurance Company of Virginia
                      (Depositor)

  By:__________________________________________
     Selwyn L. Flournoy, Jr.
     Senior Vice President

Given under my hand this ______ day of ____________, 19___ in the City/County of _______________________, Commonwealth of Virginia.



---------------------------
Notary Public

---------------------------
My Commission Expires

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                                            Title                                                Date
------------                                         -----                                                ----

RONALD V. DOLAN                                      Director, Chairman of the Board
----------------
Ronald V. Dolan

SELWYN L. FLOURNOY, JR.                              Director, Senior Vice President
-----------------------
Selwyn L. Flournoy, Jr.

ROBERT A. BOWEN                                      Director, Senior Vice President and Director
----------------
Robert A. Bowen

LINDA L. LANAM                                       Director, Senior Vice President
----------------
Linda L. Lanam

ROBERT D. CHINN                                      Director, Senior Vice President
----------------
Robert D. Chinn

THOMAS A. BAREFIELD                                  Director, Senior Vice President
-------------------
Thomas A. Barefield

VICTOR C. MOSES                                      Director
------------------
Victor C. Moses

GEOFFREY S. STIFF                                    Director
------------------
Geoffrey S. Stiff

/s/ Selwyn L.Flournoy, Jr.



By /s/ SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on April 16, 1997.